Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
Abacus Group	200,385	$122,030
Abacus Storage King(a)(b)	200,379	126,475
Adbri Ltd.(a)	240,057	301,581
AGL Energy Ltd.	394,570	2,697,257
Allkem Ltd.(a)	386,592	2,362,344
ALS Ltd.	334,805	2,291,357
Altium Ltd.	93,394	2,355,726
Alumina Ltd.(a)	1,795,399	892,198
AMP Ltd.	2,029,018	1,351,917
Ampol Ltd.	131,389	2,664,273
Ansell Ltd.	67,919	917,640
APA Group	673,028	3,527,973
ARB Corp. Ltd.	59,027	1,101,466
Aristocrat Leisure Ltd.	329,721	8,104,570
ASX Ltd.	106,184	3,793,694
Atlas Arteria Ltd.	756,076	2,556,007
AUB Group Ltd.	57,498	987,442
Aurizon Holdings Ltd.	898,381	1,956,776
Australia & New Zealand Banking Group Ltd.	1,678,695	26,471,301
Bank of Queensland Ltd.	421,765	1,370,587
Bapcor Ltd.	285,223	970,857
Beach Energy Ltd.	1,452,465	1,430,608
Bega Cheese Ltd.	215,254	381,398
Bellevue Gold Ltd.(a)	1,334,230	1,213,384
Bendigo & Adelaide Bank Ltd.	366,133	2,028,521
BHP Group Ltd.	2,831,461	80,151,497
BlueScope Steel Ltd.	314,272	3,767,323
Boral Ltd.(a)	248,529	712,478
BrainChip Holdings Ltd.(a)(b)	1,689,233	167,919
Brambles Ltd.	784,938	6,550,897
Breville Group Ltd.	96,134	1,302,894
BWP Trust	420,160	868,898
carsales.com Ltd.	208,747	3,679,637
Chalice Mining Ltd.(a)	314,957	358,894
Challenger Ltd.	310,482	1,157,682
Charter Hall Group.	323,776	1,793,712
Charter Hall Long Wale REIT	656,060	1,260,380
Charter Hall Retail REIT	394,329	766,234
Cleanaway Waste Management Ltd.	1,553,966	2,213,696
Cochlear Ltd.	36,550	5,602,169
Coles Group Ltd.	713,746	6,927,393
Commonwealth Bank of Australia	937,841	57,692,084
Computershare Ltd.	346,643	5,470,700
Core Lithium Ltd.(a)(b)	1,462,457	336,276
Corporate Travel Management Ltd.	91,258	965,656
Credit Corp. Group Ltd.	45,314	349,601
Cromwell Property Group	558,604	113,918
CSL Ltd.	273,940	40,486,170
CSR Ltd.	243,162	868,864
De Grey Mining Ltd.(a)	1,377,748	1,035,518
Deterra Royalties Ltd.	621,527	1,857,127
Dexus	604,518	2,496,772
Domino’s Pizza Enterprises Ltd.	37,424	1,212,876
Downer EDI Ltd.	455,194	1,094,766
Eagers Automotive Ltd.	147,401	1,212,314
Endeavour Group Ltd.	819,412	2,574,137
Evolution Mining Ltd.	1,015,368	2,270,988
Flight Centre Travel Group Ltd.	110,990	1,319,375
Fortescue Metals Group Ltd.	941,566	13,394,543
Gold Road Resources Ltd.	1,305,201	1,551,483
Security	Shares	Value

Australia (continued)
Goodman Group	973,845	$12,885,815
GPT Group (The)	1,127,681	2,602,494
GrainCorp Ltd., Class A	215,305	951,572
Growthpoint Properties Australia Ltd.	114,238	143,425
Harvey Norman Holdings Ltd.	272,232	636,333
Healius Ltd.	344,831	397,396
HUB24 Ltd.	117,845	2,275,316
IDP Education Ltd.	163,609	2,260,482
IGO Ltd.	367,579	2,225,826
Iluka Resources Ltd.	227,586	1,050,936
Imugene Ltd.(a)	5,292,243	145,525
Incitec Pivot Ltd.	1,269,019	2,215,305
Ingenia Communities Group	355,674	885,266
Insignia Financial Ltd.	320,055	420,937
Insurance Australia Group Ltd.	1,362,267	4,914,427
InvoCare Ltd.	91,153	733,582
IPH Ltd.	207,587	902,112
IRESS Ltd.	128,506	409,771
James Hardie Industries PLC(a)	247,529	6,175,703
JB Hi-Fi Ltd.(b)	78,773	2,264,325
Lendlease Corp. Ltd.	393,590	1,558,809
Link Administration Holdings Ltd.	273,154	207,349
Liontown Resources Ltd.(a)(b)	1,427,716	1,467,550
Lottery Corp. Ltd. (The)	1,481,295	4,275,858
Lynas Rare Earths Ltd.(a)(b)	472,364	2,124,876
Macquarie Group Ltd.	198,135	20,366,275
Magellan Financial Group Ltd.	103,016	427,504
Medibank Pvt Ltd.	1,541,307	3,363,560
Megaport Ltd.(a)	147,136	899,857
Mesoblast Ltd.(a)(b)	531,084	121,573
Metcash Ltd.	515,684	1,207,646
Mineral Resources Ltd.	101,931	3,756,893
Mirvac Group	2,203,640	2,556,781
Monadelphous Group Ltd.	74,413	666,633
Nanosonics Ltd.(a)(b)	263,772	629,512
National Australia Bank Ltd.	1,763,076	31,584,174
National Storage REIT	1,025,887	1,307,989
New Hope Corp.Ltd.	397,466	1,462,710
NEXTDC Ltd.(a)	202,776	1,522,616
nib holdings Ltd.	235,976	1,087,523
Nine Entertainment Co. Holdings Ltd.	735,453	866,650
Northern Star Resources Ltd.	698,074	5,111,844
Nufarm Ltd./Australia	281,101	776,739
Orica Ltd.	260,131	2,430,643
Origin Energy Ltd.	1,006,318	5,837,502
Orora Ltd.	671,703	1,052,644
Paladin Energy Ltd.(a)	2,558,936	1,542,030
Perpetual Ltd.	59,174	723,429
Perseus Mining Ltd.	1,436,920	1,535,290
PEXA Group Ltd.(a)	104,169	722,510
Pilbara Minerals Ltd.(b)	1,539,656	3,616,645
PolyNovo Ltd.(a)	693,107	511,106
Premier Investments Ltd.	62,008	899,134
Pro Medicus Ltd.(b)	54,221	2,582,705
Qantas Airways Ltd.(a)	594,558	1,862,693
QBE Insurance Group Ltd.	823,356	8,164,485
Qube Holdings Ltd.	610,371	1,035,018
Ramelius Resources Ltd.	1,140,757	1,184,815
Ramsay Health Care Ltd.	107,547	3,330,095
REA Group Ltd.	33,253	3,052,781
Reece Ltd.	162,310	1,809,710
Region RE Ltd.	954,743	1,193,802

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Regis Resources Ltd.(a)	551,438	$596,961
Reliance Worldwide Corp. Ltd.	503,012	1,121,194
Rio Tinto Ltd.	207,644	15,510,607
Sandfire Resources Ltd.(a)	374,075	1,418,960
Santos Ltd.	1,967,622	9,600,926
Scentre Group	2,895,006	4,484,917
SEEK Ltd.	193,878	2,557,770
Seven Group Holdings Ltd.	82,503	1,457,962
Silex Systems Ltd.(a)(b)	183,082	374,846
Silver Lake Resources Ltd.(a)	1,281,600	842,977
Sims Ltd.	102,886	820,143
Sonic Healthcare Ltd.	269,233	4,929,941
South32 Ltd.	2,730,290	5,841,133
Star Entertainment Grp Ltd. (The)(a)	1,539,127	519,943
Steadfast Group Ltd.	784,975	2,699,327
Stockland	1,360,199	3,069,889
Suncorp Group Ltd.	699,006	5,949,687
Tabcorp Holdings Ltd.	1,570,182	774,773
Technology One Ltd.	139,315	1,291,978
Telix Pharmaceuticals Ltd.(a)	146,996	829,318
Telstra Corp. Ltd.	2,294,417	5,563,680
Transurban Group	1,669,694	12,570,271
Treasury Wine Estates Ltd.	411,042	3,166,729
Ventia Services Group Pty Ltd.	331,771	579,862
Vicinity Ltd.	2,110,438	2,285,881
Viva Energy Group Ltd.(c)	854,383	1,538,504
Washington H Soul Pattinson & Co. Ltd.	104,808	2,232,814
Waypoint REIT Ltd.	1,053,100	1,422,251
Webjet Ltd.(a)	325,283	1,264,044
Weebit Nano Ltd.(a)(b)	179,806	379,270
Wesfarmers Ltd.	620,025	19,948,570
Westpac Banking Corp.	1,960,103	25,739,622
Whitehaven Coal Ltd.	441,269	2,078,503
WiseTech Global Ltd.	91,946	3,423,265
Woodside Energy Group Ltd.	1,060,620	23,100,083
Woolworths Group Ltd.	687,874	15,397,900
Worley Ltd.	223,333	2,334,605
Xero Ltd.(a)	80,605	5,510,740
		693,726,605
Austria — 0.3%
ams-OSRAM AG(a)(b)	176,467	629,703
ANDRITZ AG	30,733	1,414,612
BAWAG Group AG(c)	38,314	1,706,520
CA Immobilien Anlagen AG	19,537	660,609
Erste Group Bank AG	191,696	6,864,493
Immofinanz AG(a)	18,795	378,365
Lenzing AG(a)(b)	10,411	405,376
Oesterreichische Post AG	46,731	1,490,800
OMV AG	93,908	4,118,637
Raiffeisen Bank International AG(a)	117,926	1,708,482
Schoeller-Bleckmann Oilfield Equipment AG	14,399	727,626
UNIQA Insurance Group AG	72,319	583,930
Verbund AG	42,790	3,717,883
Vienna Insurance Group AG Wiener
Versicherung Gruppe.	23,099	619,581
voestalpine AG	63,761	1,592,176
Wienerberger AG	84,954	2,058,176
		28,676,969
Belgium — 0.9%
Ackermans & van Haaren NV	15,999	2,375,099
Aedifica SA	15,360	837,973
Security	Shares	Value

Belgium (continued)
Ageas SA/NV	87,822	$3,373,492
Anheuser-Busch InBev SA/NV	487,326	27,727,901
Argenx SE(a)	32,076	15,087,961
Barco NV	51,172	785,690
Bekaert SA	17,828	721,863
bpost SA	52,590	284,905
Cofinimmo SA	15,808	983,028
Deme Group NV	7,450	689,311
D’ieteren Group	15,028	2,232,271
Elia Group SA/NV	15,618	1,483,023
Etablissements Franz Colruyt NV	36,195	1,497,948
Euronav NV	94,711	1,692,610
Fagron	45,402	797,897
Galapagos NV(a)(b)	30,832	1,025,819
Groupe Bruxelles Lambert NV	56,536	4,135,074
KBC Ancora	27,458	1,038,591
KBC Group NV	133,252	7,333,503
Kinepolis Group NV(b)	8,350	411,872
Lotus Bakeries	226	1,673,915
Melexis NV	14,546	1,070,813
Montea NV	6,587	465,554
Ontex Group NV(a)(b)	40,068	293,175
Proximus SADP	90,110	746,878
Retail Estates NV	5,838	355,456
Shurgard Self Storage Ltd.	20,287	759,235
Sofina SA(b)	6,723	1,277,197
Solvay SA	41,031	4,337,617
UCB SA	69,613	5,091,495
Umicore SA	117,523	2,796,205
VGP NV	11,901	968,822
Warehouses De Pauw CVA	89,834	2,222,718
		96,574,911
Canada — 10.2%
Advantage Energy Ltd.(a)	162,983	1,183,515
Agnico Eagle Mines Ltd.	280,707	13,165,447
Air Canada(a)	137,171	1,654,855
Alamos Gold Inc., Class A	178,089	2,205,003
Algonquin Power & Utilities Corp.	424,692	2,137,624
Alimentation Couche-Tard Inc.	450,917	24,546,403
Allied Properties REIT	66,949	765,200
AltaGas Ltd.	201,638	3,745,588
Altus Group Ltd.	25,371	861,708
ARC Resources Ltd.	373,770	6,013,203
Aritzia Inc.(a)	55,774	867,529
Atco Ltd., Class I, NVS	32,568	834,896
Athabasca Oil Corp.(a)	327,189	972,070
ATS Corp.(a)	41,314	1,391,284
B2Gold Corp.	680,596	2,179,085
Badger Infrastructure Solutions Ltd.	40,260	1,066,342
Ballard Power Systems Inc.(a)(b)	158,454	529,037
Bank of Montreal	397,483	30,035,871
Bank of Nova Scotia (The)	665,680	26,953,620
Barrick Gold Corp.	954,963	15,253,240
Bausch Health Companies Inc.(a)(b)	171,597	1,168,109
Baytex Energy Corp.	485,997	2,102,745
BCE Inc.	40,748	1,512,679
Birchcliff Energy Ltd.	237,151	1,309,953
BlackBerry Ltd.(a)	279,012	1,003,980
Boardwalk REIT	24,888	1,162,248
Bombardier Inc., Class B(a)	66,633	2,137,734
Boralex Inc., Class A	61,058	1,136,403
Boyd Group Services Inc.	11,149	1,900,817

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Brookfield Asset Management Ltd.	198,353	$5,685,619
Brookfield Corp., Class A	802,403	23,376,298
Brookfield Infrastructure Corp., Class A	59,127	1,522,571
Brookfield Reinsurance Ltd.	29,427	863,234
Brookfield Renewable Corp., Class A	73,296	1,667,560
BRP Inc.	15,092	1,020,064
CAE Inc.(a)	195,366	4,079,899
Cameco Corp.	244,374	9,996,998
Canada Goose Holdings Inc.(a)(b)	33,408	370,517
Canadian Apartment Properties REIT	42,503	1,251,107
Canadian Imperial Bank of Commerce	483,857	17,065,402
Canadian National Railway Co.	317,597	33,604,476
Canadian Natural Resources Ltd.	613,275	38,943,571
Canadian Pacific Kansas City Ltd.	518,895	36,841,826
Canadian Tire Corp. Ltd., Class A, NVS	30,405	2,932,737
Canadian Utilities Ltd., Class A, NVS	72,661	1,537,317
Canadian Western Bank	85,218	1,688,690
Canfor Corp.(a)	36,740	375,679
Capital Power Corp.	39,005	998,224
Capstone Mining Corp.(a)	232,669	791,922
CCL Industries Inc., Class B, NVS	97,402	3,808,283
Celestica Inc.(a)	69,999	1,633,941
Cenovus Energy Inc.	812,386	15,477,367
Centerra Gold Inc.	125,630	638,681
CGI Inc.(a)	117,601	11,353,468
Choice Properties REIT	164,105	1,424,788
CI Financial Corp.	136,880	1,240,729
Cineplex Inc.(a)	35,070	210,913
Cogeco Communications Inc.	7,079	278,821
Colliers International Group Inc.	22,867	2,072,912
Constellation Software Inc./Canada	11,532	23,118,136
Converge Technology Solutions Corp.	219,196	436,258
Crescent Point Energy Corp.	264,165	2,118,273
Crombie REIT	41,592	365,308
Cronos Group Inc.(a)	274,969	495,708
Definity Financial Corp.	48,068	1,328,954
Denison Mines Corp.(a)(b)	712,667	1,140,884
Descartes Systems Group Inc. (The)(a)	42,976	3,106,172
Dollarama Inc.	159,354	10,882,152
Dream Industrial REIT	139,675	1,179,444
Dream Office REIT	22,130	121,282
Dye & Durham Ltd.	59,922	349,572
ECN Capital Corp.	298,310	413,020
Eldorado Gold Corp.(a)	118,294	1,279,546
Element Fleet Management Corp.	216,867	2,933,784
Emera Inc.	148,723	4,871,101
Empire Co. Ltd., Class A, NVS	118,149	3,237,542
Enbridge Inc.	1,188,779	38,095,791
Enerplus Corp.	147,409	2,492,692
Enghouse Systems Ltd.	31,439	738,168
EQB Inc.	15,776	782,913
Equinox Gold Corp.(a)	218,884	958,086
ERO Copper Corp.(a)	67,192	911,883
Fairfax Financial Holdings Ltd.	12,816	10,665,259
Finning International Inc.	118,661	3,179,696
First Capital Real Estate Investment Trust	60,476	568,673
First Majestic Silver Corp.	181,343	933,686
First Quantum Minerals Ltd.	359,888	4,170,471
FirstService Corp.	28,208	3,991,531
Fortis Inc.	252,720	10,034,082
Franco-Nevada Corp.	106,292	12,930,565
Freehold Royalties Ltd.	177,883	1,831,743
Security	Shares	Value

Canada (continued)
George Weston Ltd.	34,923	$3,788,078
GFL Environmental Inc.	126,793	3,652,699
Gibson Energy Inc.	137,165	2,084,057
Gildan Activewear Inc.	129,755	3,685,631
goeasy Ltd.	18,545	1,471,029
Granite REIT	24,838	1,131,076
Great-West Lifeco Inc.	162,428	4,500,078
H&R Real Estate Investment Trust	85,277	524,545
Hudbay Minerals Inc.	249,445	1,088,258
Hydro One Ltd.(c)	208,026	5,394,350
iA Financial Corp. Inc.	60,388	3,513,761
IAMGOLD Corp.(a)	276,229	707,130
IGM Financial Inc.	38,814	873,822
Imperial Oil Ltd.	132,793	7,567,789
Innergex Renewable Energy Inc.	104,878	645,868
Intact Financial Corp.	97,146	13,649,127
Interfor Corp.(a)	54,774	675,813
InterRent REIT	46,968	398,301
Ivanhoe Mines Ltd., Class A(a)(b)	380,242	2,802,288
Keyera Corp.	122,048	2,838,326
Killam Apartment REIT	51,093	577,341
Kinaxis Inc.(a)	12,245	1,195,758
Kinross Gold Corp.	749,065	3,910,749
Knight Therapeutics Inc.(a)	83,613	274,339
Labrador Iron Ore Royalty Corp.	40,861	898,692
Laurentian Bank of Canada	23,668	433,508
Lightspeed Commerce Inc.(a)	103,839	1,296,162
Linamar Corp.	36,638	1,584,146
Lithium Americas Argentina Corp.(a)(b)	83,539	462,047
Lithium Americas Corp.(a)(b)	83,539	560,842
Loblaw Companies Ltd.	96,123	7,861,742
Lundin Mining Corp.	444,816	2,777,795
MAG Silver Corp.(a)	82,483	824,979
Magna International Inc.	152,052	7,306,829
Manulife Financial Corp.	1,053,973	18,347,149
Maple Leaf Foods Inc.	45,125	898,432
MEG Energy Corp.(a)	136,108	2,689,280
Methanex Corp.	46,111	1,903,960
Metro Inc.	144,304	7,329,925
MTY Food Group Inc.	21,315	802,031
National Bank of Canada	186,727	11,609,592
NexGen Energy Ltd.(a)	245,389	1,481,093
NFI Group Inc.(b)	53,954	504,232
North West Co. Inc. (The)	37,056	944,871
Northland Power Inc.	150,857	2,120,211
NorthWest Healthcare Properties REIT	116,602	337,173
Novagold Resources Inc.(a)	143,656	500,349
Nutrien Ltd.	295,389	15,864,844
Nuvei Corp.(c)	45,187	629,213
NuVista Energy Ltd.(a)	234,324	2,272,694
OceanaGold Corp.	377,804	632,057
Onex Corp.	51,700	2,897,511
Open Text Corp.	170,906	5,706,110
Osisko Gold Royalties Ltd.	86,692	1,059,621
Pan American Silver Corp.	259,616	3,792,912
Paramount Resources Ltd., Class A	44,060	1,058,965
Parex Resources Inc.	71,529	1,371,005
Parkland Corp.	104,412	3,160,030
Pason Systems Inc.	77,944	746,981
Pembina Pipeline Corp.	311,736	9,594,298
Peyto Exploration & Development Corp.	121,299	1,277,062
Power Corp. of Canada	322,247	7,763,672

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
PrairieSky Royalty Ltd.	122,754	$2,155,442
Premium Brands Holdings Corp., Class A	18,198	1,171,601
Primo Water Corp.	138,677	1,809,026
Prinmaris REIT	97,599	874,819
Quebecor Inc., Class B	102,961	2,124,185
RB Global Inc.	102,075	6,679,867
Restaurant Brands International Inc.	159,773	10,732,183
Richelieu Hardware Ltd.	38,545	1,152,945
RioCan REIT	69,606	845,762
Rogers Communications Inc., Class B, NVS	210,224	7,788,938
Royal Bank of Canada	774,078	61,825,765
Russel Metals Inc.	41,887	1,043,588
Sandstorm Gold Ltd.	196,761	900,979
Saputo Inc.	153,253	3,094,346
Seabridge Gold Inc.(a)	93,930	1,027,523
Shopify Inc., Class A(a)	672,215	31,745,708
Sienna Senior Living Inc.	129,664	937,826
SilverCrest Metals Inc.(a)	182,481	904,016
SmartCentres Real Estate Investment Trust	85,719	1,328,359
SNC-Lavalin Group Inc.	76,138	2,114,899
Spin Master Corp.(c)	20,009	478,311
SSR Mining Inc.	79,883	1,105,430
Stantec Inc.	58,963	3,607,723
Stella-Jones Inc.	48,901	2,561,506
Sun Life Financial Inc.	314,704	14,374,149
Suncor Energy Inc.	744,093	24,097,506
Superior Plus Corp.	81,483	547,627
Tamarack Valley Energy Ltd.	551,121	1,665,186
TC Energy Corp.	578,338	19,918,098
Teck Resources Ltd., Class B	254,570	8,995,082
TELUS Corp.	266,911	4,303,681
TELUS Corp., NVS	13,383	215,788
TFI International Inc.	44,037	4,871,618
Thomson Reuters Corp.	89,779	10,754,058
TMX Group Ltd.	183,831	3,828,404
Topaz Energy Corp.	52,442	801,709
Torex Gold Resources Inc.(a)	54,458	525,043
Toromont Industries Ltd.	45,065	3,392,671
Toronto-Dominion Bank (The)	1,017,769	56,849,747
Tourmaline Oil Corp.	186,508	9,862,363
TransAlta Corp.	135,048	988,453
Transcontinental Inc., Class A	33,067	243,457
Tricon Residential Inc.	213,459	1,414,594
Vermilion Energy Inc.	111,284	1,605,764
Wesdome Gold Mines Ltd.(a)	139,279	745,232
West Fraser Timber Co. Ltd.	27,678	1,867,953
Wheaton Precious Metals Corp.	248,698	10,503,870
Whitecap Resources Inc.	337,407	2,605,826
Winpak Ltd.	27,570	750,707
WSP Global Inc.	70,404	9,214,077
		1,063,417,815
Denmark — 2.9%
ALK-Abello A/S(a)	86,188	956,723
Ambu A/S, Class B(a)	110,921	1,094,709
AP Moller - Maersk A/S, Class A	1,494	2,439,345
AP Moller - Maersk A/S, Class B, NVS	2,823	4,703,769
Bavarian Nordic A/S(a)(b)	52,211	995,164
Carlsberg A/S, Class B	53,853	6,417,830
Chemometec A/S(b)	17,113	707,953
Chr Hansen Holding A/S	62,513	4,265,868
Coloplast A/S, Class B	83,016	8,657,265
D/S Norden A/S	20,706	1,176,439
Security	Shares	Value

Denmark (continued)
Danske Bank A/S	381,868	$8,958,134
Demant A/S(a)	54,985	2,098,202
Dfds A/S	21,667	625,898
DSV A/S	105,724	15,799,489
FLSmidth & Co. A/S(b)	44,376	1,664,230
Genmab A/S(a)	38,357	10,842,865
GN Store Nord A/S(a)	88,796	1,481,694
H Lundbeck A/S	205,727	1,075,343
H Lundbeck A/S, Class A	51,138	231,334
ISS A/S	107,526	1,556,168
Jyske Bank A/S, Registered(a)	33,471	2,358,847
Netcompany Group A/S(a)(b)(c)	29,395	919,735
NKT A/S(a)(b)	45,063	2,265,732
Novo Nordisk A/S	1,831,627	176,708,426
Novozymes A/S, Class B	113,649	5,107,721
Orsted A/S(c)	114,038	5,510,215
Pandora A/S	58,112	6,591,092
Ringkjoebing Landbobank A/S	12,281	1,673,885
Rockwool A/S, Class B	4,862	1,081,906
Royal Unibrew A/S	27,964	2,022,880
Schouw & Co. A/S	7,471	461,055
Sydbank A/S	54,737	2,377,757
Topdanmark A/S	18,851	844,979
Tryg A/S	194,528	3,798,657
Vestas Wind Systems A/S(a)	592,819	12,849,213
Zealand Pharma A/S, Class A(a)	36,139	1,501,170
		301,821,692
Finland — 0.8%
Cargotec OYJ, Class B	22,745	897,794
Citycon OYJ.	47,363	250,525
Elisa OYJ	78,399	3,324,796
Fortum OYJ	261,055	3,099,618
Huhtamaki OYJ	71,984	2,474,533
Kemira OYJ	63,552	1,028,974
Kesko OYJ, Class B	167,241	2,828,294
Kojamo OYJ	82,943	708,568
Kone OYJ, Class B	184,616	7,994,493
Konecranes OYJ	34,755	1,139,555
Mandatum OYJ(a)	260,773	1,007,674
Metsa Board OYJ, Class B(b)	139,206	1,054,020
Metso OYJ	402,264	3,544,118
Neste OYJ	234,404	7,877,831
Nokia OYJ	3,142,402	10,466,338
Nokian Renkaat OYJ	98,808	747,242
Orion OYJ, Class B	72,405	2,880,670
Outokumpu OYJ	221,586	909,229
QT Group OYJ(a)(b)	15,525	908,144
Sampo OYJ, Class A	260,378	10,240,357
Stora Enso OYJ, Class R	324,540	3,900,450
TietoEVRY OYJ	45,252	949,366
UPM-Kymmene OYJ	327,148	11,017,009
Uponor OYJ	31,874	965,705
Valmet OYJ	73,164	1,641,899
Wartsila OYJ Abp	248,695	2,967,801
YIT OYJ	62,726	111,617
		84,936,620
France — 9.6%
ABC arbitrage	46,980	240,346
Accor SA	104,192	3,323,996
Aeroports de Paris	16,814	1,888,191
Air France-KLM, NVS(a)	68,788	778,058

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Air Liquide SA	291,886	$50,015,297
Airbus SE	331,107	44,393,550
Alstom SA	178,298	2,414,594
Alten SA	20,745	2,450,565
Amundi SA(c)	32,184	1,681,270
APERAM SA	28,002	775,942
ArcelorMittal SA	292,608	6,474,609
Arkema SA	37,259	3,491,272
Atos SE(a)(b)	68,926	483,294
AXA SA	1,028,317	30,469,469
BioMerieux	25,868	2,483,649
BNP Paribas SA	573,133	32,957,443
Bollore SE.	535,338	2,922,435
Bouygues SA	128,419	4,517,653
Bureau Veritas SA	170,199	3,876,755
Capgemini SE	90,184	15,938,112
Carrefour SA	349,741	6,131,471
CGG SA(a)	553,323	391,516
Cie. de Saint-Gobain	263,566	14,346,994
Cie. Generale des Etablissements Michelin SCA	375,646	11,159,861
Cie. Plastic Omnium SA	41,178	463,006
Coface SA	61,101	737,201
Covivio	31,696	1,358,312
Credit Agricole SA	664,524	8,024,056
Danone SA	359,575	21,391,281
Dassault Aviation SA	15,013	2,984,422
Dassault Systemes SE	366,061	15,079,287
Edenred	143,243	7,625,035
Eiffage SA	46,113	4,184,781
Elior Group SA(a)(b)(c)	119,008	225,806
Elis SA	129,326	2,120,943
Engie SA	990,699	15,756,953
Esker SA	5,363	680,727
EssilorLuxottica SA	164,691	29,822,812
Eurazeo SE	23,810	1,342,328
Euroapi SA(a)	58,196	304,952
Eurofins Scientific SE	73,627	3,735,522
Euronext NV(c)	50,224	3,502,550
Eutelsat Communications SA(b)	131,751	562,613
Faurecia SE(a)	100,080	1,686,413
Fnac Darty SA	15,728	369,575
Gaztransport Et Technigaz SA	21,056	2,693,273
Gecina SA	26,060	2,558,853
Getlink SE	241,049	3,892,626
Hermes International	17,686	32,998,982
ICADE	18,315	598,447
Imerys SA	19,360	513,336
Ipsen SA	24,371	2,880,468
IPSOS	25,806	1,254,107
JCDecaux SE(a)	73,957	1,157,004
Kering SA	40,909	16,637,752
Klepierre SA	127,551	3,097,420
Korian SA(b)	60,136	227,248
La Francaise des Jeux SAEM(c)	56,734	1,830,065
Legrand SA	152,962	13,232,186
L’Oreal SA	135,599	56,996,389
LVMH Moet Hennessy Louis Vuitton SE	154,492	110,605,510
Maisons du Monde SA(c)	15,797	79,437
Neoen SA(c)	51,458	1,358,847
Nexans SA	14,747	1,044,665
Nexity SA	18,797	262,641
Orange SA	1,069,839	12,583,491
Security	Shares	Value

France (continued)
Pernod Ricard SA	115,959	$20,591,574
Publicis Groupe SA	127,115	9,678,955
Remy Cointreau SA	13,589	1,543,991
Renault SA	113,769	3,991,496
Rexel SA	116,347	2,376,129
Rubis SCA	61,984	1,349,549
Safran SA	190,923	29,825,889
Sanofi	634,573	57,623,185
Sartorius Stedim Biotech	15,348	2,873,497
Schneider Electric SE	303,282	46,662,149
SCOR SE	73,454	2,192,929
SEB SA	15,191	1,502,182
SES SA, Class A	227,386	1,326,682
Societe BIC SA	15,634	981,318
Societe Generale SA	394,082	8,855,721
Sodexo SA	51,162	5,414,402
SOITEC(a)	16,014	2,390,233
Sopra Steria Group SACA	7,366	1,322,464
SPIE SA	93,615	2,461,841
Teleperformance	33,224	3,822,144
Thales SA	58,908	8,693,499
TotalEnergies SE	1,253,681	83,817,969
Trigano SA	8,521	1,118,950
Ubisoft Entertainment SA(a)(b)	57,541	1,640,711
Unibail-Rodamco-Westfield, New(a)	67,545	3,346,800
Valeo	131,372	1,735,830
Vallourec SA(a)	86,588	1,039,955
Valneva SE(a)	81,127	460,790
Veolia Environnement SA	369,596	10,127,077
Verallia SA(c)	46,388	1,508,371
Vinci SA	294,198	32,530,772
Virbac SA	3,632	1,042,850
Vivendi SE	409,700	3,673,984
Wendel SE	18,475	1,383,915
Worldline SA/France(a)(c)	137,413	1,747,333
		992,722,800
Germany — 6.5%
adidas AG	93,680	16,657,033
AIXTRON SE	61,115	1,717,378
Allianz SE, Registered	225,266	52,766,869
Amadeus Fire AG	6,628	765,361
Aroundtown SA(a)	597,169	1,349,497
Aurubis AG	23,676	1,951,776
BASF SE	503,053	23,244,645
Bayer AG, Registered	546,559	23,616,026
Bayerische Motoren Werke AG	174,461	16,225,625
Bechtle AG	32,795	1,465,701
Befesa SA(c)	29,696	868,710
Beiersdorf AG	53,995	7,101,422
Brenntag SE	85,536	6,360,593
CANCOM SE	24,078	601,139
Carl Zeiss Meditec AG, Bearer	24,393	2,118,105
Ceconomy AG(a)	146,808	279,335
Commerzbank AG	611,417	6,594,472
CompuGroup Medical SE & Co. KgaA	19,164	702,685
Continental AG	62,793	4,099,690
Covestro AG(a)(c)	104,424	5,290,346
CTS Eventim AG & Co. KGaA	40,881	2,475,187
Daimler Truck Holding AG	280,695	8,819,499
Delivery Hero SE(a)(c)	97,580	2,493,765
Dermapharm Holding SE	17,729	686,140
Deutsche Bank AG, Registered	1,122,338	12,350,827

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	104,179	$17,147,499
Deutsche Lufthansa AG, Registered(a)	388,207	2,722,095
Deutsche Pfandbriefbank AG(b)(c)	128,857	861,842
Deutsche Post AG, Registered	556,047	21,710,017
Deutsche Telekom AG, Registered	1,813,568	39,361,071
Duerr AG	30,638	630,393
E.ON SE	1,226,018	14,587,312
Eckert & Ziegler Strahlen- und Medizintechnik AG	14,470	570,832
Encavis AG(a)	85,605	1,117,882
Evonik Industries AG	120,998	2,226,954
Evotec SE(a)	100,699	1,741,090
Fielmann AG	15,780	679,703
flatexDEGIRO AG(a)(b)	66,533	674,844
Fraport AG Frankfurt Airport Services Worldwide(a)	26,420	1,313,060
Freenet AG	101,692	2,581,238
Fresenius Medical Care AG & Co. KGaA	115,189	3,827,288
Fresenius SE & Co. KGaA	230,716	5,934,770
GEA Group AG	103,866	3,552,260
Gerresheimer AG	15,868	1,480,059
Grand City Properties SA(a)	58,902	526,707
GRENKE AG	17,210	368,813
Hamborner REIT AG	157,118	1,039,517
Hannover Rueck SE	33,028	7,293,023
HeidelbergCement AG	77,782	5,646,455
HelloFresh SE(a)	84,543	1,849,225
Henkel AG & Co. KGaA	71,213	4,500,688
HOCHTIEF AG	15,046	1,558,648
Hugo Boss AG	42,912	2,509,707
Hypoport SE(a)(b)	2,981	364,916
Infineon Technologies AG	730,743	21,345,155
Jenoptik AG	35,502	843,286
K+S AG, Registered	115,976	1,949,697
KION Group AG	45,328	1,390,757
Knorr-Bremse AG	40,098	2,239,653
Kontron AG(b)	22,239	448,258
Krones AG	10,902	1,062,649
LANXESS AG(b)	48,921	1,121,004
LEG Immobilien SE(a)	39,822	2,489,338
Mercedes-Benz Group AG	443,065	26,067,397
Merck KGaA	71,863	10,854,072
METRO AG(a)(b)	101,789	646,932
MorphoSys AG(a)	47,034	1,520,300
MTU Aero Engines AG	30,580	5,747,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	76,806	30,822,859
Nagarro SE(a)(b)	10,174	718,354
Nemetschek SE	39,131	2,923,999
Nordex SE(a)	87,453	922,586
Norma Group SE	16,634	293,465
Patrizia SE	16,106	130,353
Pfeiffer Vacuum Technology AG	3,518	543,666
ProSiebenSat.1 Media SE(b)	135,609	760,654
Puma SE	61,059	3,460,099
Rational AG	2,385	1,360,115
Rheinmetall AG	24,439	7,016,275
RWE AG	368,822	14,113,123
SAP SE	583,229	78,229,864
Scout24 SE(c)	49,364	3,036,877
Shop Apotheke Europe NV(a)(c)	10,212	1,143,490
Siemens AG, Registered	428,606	56,875,523
Siemens Healthineers AG(b)(c)	161,116	7,926,385
Siltronic AG	14,367	1,234,461
Security	Shares	Value

Germany (continued)
Sixt SE	12,816	$1,105,757
Stabilus SE	15,308	971,996
Stroeer SE & Co. KGaA	32,977	1,508,772
Suedzucker AG	70,223	1,063,797
Symrise AG, Class A	73,372	7,497,832
TAG Immobilien AG(a)	105,026	1,148,353
Talanx AG(a)	35,251	2,221,491
TeamViewer AG(a)(c)	105,277	1,619,808
Telefonica Deutschland Holding AG	787,154	1,338,221
thyssenkrupp AG	281,312	1,960,648
United Internet AG, Registered	63,740	1,325,261
Varta AG(a)(b)	18,538	376,594
VERBIO Vereinigte BioEnergie AG	18,545	627,581
Vitesco Technologies Group AG(a)	19,262	1,883,936
Volkswagen AG	18,356	2,121,951
Vonovia SE	405,888	9,344,387
Wacker Chemie AG	10,153	1,246,008
Zalando SE(a)(c)	127,590	2,984,391
		678,564,879
Hong Kong — 2.0%
AIA Group Ltd.	6,534,400	56,743,441
ASMPT Ltd.	159,200	1,348,352
Bank of East Asia Ltd. (The)	1,096,200	1,301,881
BOC Hong Kong Holdings Ltd.	2,305,500	6,096,986
Budweiser Brewing Co. APAC Ltd.(c)	1,020,000	1,938,353
Cafe de Coral Holdings Ltd.	136,000	171,290
Champion REIT(b)	1,104,000	348,740
CITIC Telecom International Holdings Ltd.	2,803,000	1,068,694
CK Asset Holdings Ltd.	1,137,500	5,685,594
CK Hutchison Holdings Ltd.	1,439,500	7,287,157
CK Infrastructure Holdings Ltd.	456,000	2,113,578
CLP Holdings Ltd.	865,000	6,330,746
Comba Telecom Systems Holdings Ltd.	2,530,000	287,704
Dah Sing Financial Holdings Ltd.	122,000	276,153
ESR Group Ltd.(c)	1,299,200	1,669,336
Futu Holdings Ltd., ADR(a)	38,709	2,146,414
Galaxy Entertainment Group Ltd.	1,192,000	6,700,784
Haitong International Securities Group Ltd.(a)	1,037,300	187,172
Hang Lung Group Ltd.	300,000	399,580
Hang Lung Properties Ltd.	1,137,000	1,494,538
Hang Seng Bank Ltd.	426,000	4,870,495
Health and Happiness H&H International Holdings Ltd.	133,000	150,369
Henderson Land Development Co. Ltd.	960,572	2,513,296
HKBN Ltd.	534,000	184,932
HKT Trust & HKT Ltd., Class SS	2,251,000	2,331,551
Hong Kong & China Gas Co. Ltd.	6,359,482	4,426,891
Hong Kong Exchanges & Clearing Ltd.	627,300	21,944,612
Hong Kong Technology Venture Co. Ltd.(a)	508,000	181,926
Hongkong Land Holdings Ltd.(b)	670,300	2,126,005
Hysan Development Co. Ltd.	322,000	592,723
Jardine Matheson Holdings Ltd.	95,300	3,861,662
Johnson Electric Holdings Ltd.	145,000	179,873
K Wah International Holdings Ltd.	1,106,000	296,975
Kerry Logistics Network Ltd.	190,898	161,909
Kerry Properties Ltd.	529,500	891,035
Link REIT	1,510,200	6,930,519
Luk Fook Holdings International Ltd.	182,000	451,505
Man Wah Holdings Ltd.	1,271,200	789,504
Melco International Development Ltd.(a)	371,000	259,326
Melco Resorts & Entertainment Ltd., ADR(a)	168,841	1,425,018
MTR Corp. Ltd.	741,000	2,769,994

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	996,000	$1,827,977
NWS Holdings Ltd.	1,396,000	1,651,801
Pacific Basin Shipping Ltd.(b)	2,662,000	770,312
PCCW Ltd.	4,703,000	2,301,823
Power Assets Holdings Ltd.	747,000	3,571,276
Sands China Ltd.(a)	1,338,400	3,603,039
Sino Land Co. Ltd.(b)	2,068,000	2,064,541
SITC International Holdings Co. Ltd.	694,000	1,069,041
SJM Holdings Ltd.(a)(b)	1,333,000	462,662
Sun Hung Kai Properties Ltd.	732,500	7,521,823
Sunlight REIT	1,072,000	296,498
Swire Pacific Ltd., Class A	229,000	1,462,815
Swire Properties Ltd.	743,400	1,439,375
Techtronic Industries Co. Ltd.	767,500	7,006,911
Value Partners Group Ltd.(b)	1,366,000	472,139
Vitasoy International Holdings Ltd.(b)	504,000	621,773
Vobile Group Ltd.(a)(b)	1,271,000	327,350
VTech Holdings Ltd.	101,800	592,356
WH Group Ltd.(c)	5,590,500	3,338,831
Wharf Real Estate Investment Co. Ltd.	1,009,000	3,529,521
Xinyi Glass Holdings Ltd.	1,130,000	1,298,392
Yue Yuen Industrial Holdings Ltd.	606,000	708,525
		206,875,394
Ireland — 0.7%
AIB Group PLC	675,121	2,931,053
Bank of Ireland Group PLC	590,378	5,290,801
Cairn Homes PLC(a)	1,022,316	1,207,255
CRH PLC	415,818	22,315,632
Flutter Entertainment PLC, Class DI(a)	98,388	15,452,545
Glanbia PLC	145,997	2,298,654
Glenveagh Properties PLC(a)(c)	1,313,771	1,267,773
Greencore Group PLC(a)	372,687	408,286
Kerry Group PLC, Class A	88,435	6,831,058
Kingspan Group PLC	85,804	5,774,510
Smurfit Kappa Group PLC	137,108	4,469,163
		68,246,730
Israel — 0.8%
Airport City Ltd.(a)(b)	52,557	692,083
Alony Hetz Properties & Investments Ltd.	144,847	706,598
Amot Investments Ltd.	177,005	741,271
Azrieli Group Ltd.	35,940	1,547,475
Bank Hapoalim BM	704,877	5,041,947
Bank Leumi Le-Israel BM	859,304	5,534,705
Bezeq The Israeli Telecommunication Corp. Ltd.	948,661	1,167,325
Big Shopping Centers Ltd.(a)	19,654	1,377,590
Camtek Ltd./Israel(a)(b)	17,810	928,013
Check Point Software Technologies Ltd.(a)(b)	56,919	7,641,376
CyberArk Software Ltd.(a)(b)	25,497	4,172,329
Delek Group Ltd.	8,052	880,924
Elbit Systems Ltd.	17,806	3,311,939
Electra Ltd./Israel	1,884	596,844
Energix-Renewable Energies Ltd.	409,283	995,897
Enlight Renewable Energy Ltd.(a)	111,983	1,508,821
First International Bank Of Israel Ltd. (The)	65,565	2,231,821
Fiverr International Ltd.(a)(b)	29,663	627,966
G City Ltd.	39,119	94,749
Gav-Yam Lands Corp. Ltd.	1	6
Global-e Online Ltd.(a)	50,367	1,768,385
Harel Insurance Investments & Financial Services Ltd.	92,609	594,805
ICL Group Ltd.	448,319	2,180,567
Security	Shares	Value

Israel (continued)
Inmode Ltd.(a)(b)	56,120	$1,071,892
Isracard Ltd.	401,672	1,252,118
Israel Discount Bank Ltd., Class A	781,611	3,435,441
Kornit Digital Ltd.(a)	34,222	472,264
Mehadrin Ltd.(a)	—	1
Melisron Ltd.	23,287	1,262,234
Mivne Real Estate KD Ltd.	779,624	1,682,209
Mizrahi Tefahot Bank Ltd.	85,767	2,654,626
Monday.com Ltd.(a)	11,299	1,468,757
Nano Dimension Ltd., ADR(a)(b)	300,578	799,538
Nice Ltd.(a)	35,654	5,465,606
Nova Ltd.(a)	17,353	1,661,667
Paz Ashdod Refinery Ltd.(a)	8,224	161,489
Paz Oil Co. Ltd.(a)	8,161	580,236
Perion Network Ltd.(a)	26,246	675,887
Phoenix Holdings Ltd. (The)	89,216	757,531
Radware Ltd.(a)(b)	31,475	469,292
Reit 1 Ltd.	193,984	701,562
Shapir Engineering and Industry Ltd.(b)	256,986	1,377,277
Shikun & Binui Ltd.(a)	238,464	538,427
Shufersal Ltd.(a)(b)	191,642	809,040
Strauss Group Ltd.(a)	43,554	806,963
Teva Pharmaceutical Industries Ltd., ADR(a)	631,404	5,417,446
Tower Semiconductor Ltd.(a)	53,439	1,241,077
Wix.com Ltd.(a)	34,997	2,796,260
ZIM Integrated Shipping Services Ltd.(b)	55,555	429,996
		82,332,272
Italy — 2.4%
A2A SpA	913,570	1,714,764
ACEA SpA	30,246	364,195
Amplifon SpA	83,858	2,370,116
Anima Holding SpA(c)	118,248	483,263
Ascopiave SpA	48,700	108,212
Assicurazioni Generali SpA	580,006	11,521,032
Azimut Holding SpA	50,275	1,059,339
Banca Generali SpA	30,187	979,249
Banca Mediolanum SpA	191,213	1,561,360
Banca Popolare di Sondrio SpA	421,815	2,301,520
Banco BPM SpA	882,033	4,512,778
BFF Bank SpA(c)	209,754	2,016,555
BPER Banca	552,349	1,797,426
Brembo SpA	182,028	1,958,566
Brunello Cucinelli SpA	19,225	1,546,415
Buzzi Unicem SpA	49,875	1,320,649
De’ Longhi SpA	45,368	1,015,116
DiaSorin SpA	13,460	1,206,317
Enav SpA(c)	168,128	560,363
Enel SpA	4,543,110	28,837,757
Eni SpA	1,309,627	21,409,344
ERG SpA	37,936	932,118
Ferrari NV	68,934	20,866,590
FinecoBank Banca Fineco SpA	326,974	3,857,195
Hera SpA	686,554	1,931,340
Infrastrutture Wireless Italiane SpA(c)	158,324	1,733,621
Interpump Group SpA	36,161	1,512,047
Intesa Sanpaolo SpA	8,838,998	23,032,581
Iren SpA	406,793	815,186
Italgas SpA	246,375	1,252,030
Leonardo SpA	226,523	3,423,325
Mediobanca Banca di Credito Finanziario SpA	361,733	4,321,061
Moncler SpA	120,503	6,258,585
Nexi SpA(a)(c)	325,386	1,890,756

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Pirelli & C SpA(c)	178,859	$796,868
Poste Italiane SpA(c)	292,531	2,896,126
Prysmian SpA	160,876	6,024,324
Recordati Industria Chimica e Farmaceutica SpA	70,849	3,277,075
Reply SpA	12,404	1,170,420
Saipem SpA(a)	764,003	1,164,208
Salvatore Ferragamo SpA(b)	31,003	379,320
Snam SpA	1,131,801	5,189,920
Stellantis NV	1,229,501	22,969,960
Tamburi Investment Partners SpA	75,895	636,448
Technogym SpA(c)	103,634	780,138
Telecom Italia SpA/Milano(a)(b)	5,536,123	1,431,435
Tenaris SA, NVS	302,659	4,794,535
Terna - Rete Elettrica Nazionale	818,602	6,268,063
UniCredit SpA	1,055,834	26,469,349
Unipol Gruppo SpA	455,936	2,470,070
		247,189,030
Japan — 21.9%
77 Bank Ltd. (The)	104,400	2,326,976
ABC-Mart Inc.	63,600	985,103
Activia Properties Inc.	307	830,584
ADEKA Corp.	40,500	677,088
Advance Logistics Investment Corp.(b)	932	759,205
Advance Residence Investment Corp.	202	439,189
Advantest Corp.	435,100	11,207,575
Aeon Co. Ltd.	382,100	8,039,239
Aeon Delight Co. Ltd.	17,500	385,871
AEON Financial Service Co.Ltd.	119,000	980,972
Aeon Mall Co. Ltd.	47,800	543,549
AEON REIT Investment Corp.	767	730,178
AGC Inc.	107,400	3,653,649
Ai Holdings Corp.	23,900	369,981
Aica Kogyo Co. Ltd.	20,000	459,511
Aiful Corp.	501,300	1,262,513
Ain Holdings Inc.	15,500	438,252
Air Water Inc.	108,800	1,371,827
Aisin Corp.	91,300	3,180,422
Ajinomoto Co. Inc.	252,600	9,225,626
Alfresa Holdings Corp.	112,100	1,775,729
Alps Alpine Co. Ltd.	126,700	1,039,728
Amada Co. Ltd.	130,500	1,265,909
Amano Corp.	38,300	782,328
ANA Holdings Inc.(a)	38,400	753,863
Anritsu Corp.	69,500	517,368
Aozora Bank Ltd.(b)	49,800	1,015,755
Arcs Co. Ltd.	16,400	313,379
Ariake Japan Co. Ltd.	13,000	411,127
As One Corp.	22,100	704,324
Asahi Group Holdings Ltd.	276,400	9,997,496
Asahi Holdings Inc.	105,700	1,338,142
Asahi Intecc Co. Ltd.	119,000	1,999,512
Asahi Kasei Corp.	691,100	4,248,732
Asics Corp.	94,000	2,977,636
Astellas Pharma Inc.	1,105,800	13,988,226
Atom Corp.(a)(b)	135,000	810,065
Autobacs Seven Co. Ltd.	63,300	651,103
Awa Bank Ltd. (The)	13,900	230,924
Azbil Corp.	50,300	1,486,297
Bandai Namco Holdings Inc.	341,900	7,083,655
BayCurrent Consulting Inc.	80,500	2,021,093
Benefit One Inc.	56,600	405,843
Benesse Holdings Inc.	85,200	1,007,352
Security	Shares	Value

Japan (continued)
BeNext-Yumeshin Group Co.	83,100	$1,030,761
Bic Camera Inc.	83,500	632,172
BIPROGY Inc.	36,500	910,393
BML Inc.	19,300	365,239
Bridgestone Corp.	308,200	11,663,892
Brother Industries Ltd.	123,300	1,923,510
Calbee Inc.	55,200	1,060,415
Canon Inc.	560,500	13,250,599
Canon Marketing Japan Inc.	27,900	669,058
Capcom Co. Ltd.	94,000	3,025,796
Casio Computer Co.Ltd.	90,300	723,575
Central Glass Co. Ltd.	24,900	471,917
Central Japan Railway Co.	442,500	9,959,965
Change Holdings Inc.	40,300	411,162
Chiba Bank Ltd. (The)	266,100	1,982,056
Chiyoda Corp.(a)(b)	205,500	483,117
Chubu Electric Power Co. Inc.	375,200	4,533,972
Chudenko Corp.	12,200	198,542
Chugai Pharmaceutical Co. Ltd.	398,400	11,815,176
Chugin Financial Group Inc., NVS	127,800	1,019,008
Chugoku Electric Power Co. Inc. (The)	153,200	957,988
Citizen Watch Co. Ltd.	128,900	751,747
CKD Corp.	25,800	324,449
Coca-Cola Bottlers Japan Holdings Inc.	104,900	1,406,558
COLOPL Inc.(a)	50,700	194,980
Colowide Co. Ltd.	35,100	546,508
Comforia Residential REIT Inc.	343	727,935
COMSYS Holdings Corp.	47,200	970,916
Comture Corp.	30,100	402,366
Concordia Financial Group Ltd.	768,000	3,568,434
Cosmo Energy Holdings Co. Ltd.	46,300	1,693,700
Cosmos Pharmaceutical Corp.	9,900	1,030,269
CRE Logistics REIT Inc.	1,182	1,241,996
Create Restaurants Holdings Inc.	110,900	768,592
Create SD Holdings Co. Ltd.	10,900	233,748
Credit Saison Co. Ltd.	59,000	884,399
CyberAgent Inc.	241,300	1,266,692
CYBERDYNE Inc.(a)(b)	127,600	222,616
Dai Nippon Printing Co. Ltd.	118,900	3,101,775
Daicel Corp.	131,500	1,118,233
Daido Steel Co. Ltd.	11,800	462,908
Daifuku Co. Ltd.	144,200	2,382,601
Daihen Corp.	15,500	488,529
Dai-ichi Life Holdings Inc.	538,400	11,373,708
Daiichi Sankyo Co. Ltd.	1,033,600	26,650,541
Daiichikosho Co. Ltd.	46,600	688,816
Daikin Industries Ltd.	146,400	21,107,788
Daio Paper Corp.	92,800	762,457
Daiseki Co. Ltd.	29,460	813,611
Daishi Hokuetsu Financial Group Inc.	21,700	566,651
Daito Trust Construction Co. Ltd.	26,700	2,864,012
Daiwa House Industry Co. Ltd.	362,900	9,981,802
Daiwa House REIT Investment Corp.	1,069	1,891,860
Daiwa Office Investment Corp.	146	638,671
Daiwa Securities Group Inc.	774,900	4,468,437
Daiwa Securities Living Investments Corp.	1,127	833,314
Daiwabo Holdings Co. Ltd.	99,600	1,893,067
DCM Holdings Co. Ltd.	108,500	847,225
DeNA Co. Ltd.	40,300	393,697
Denka Co. Ltd.	38,400	693,639
Denso Corp.	935,800	13,818,334
Dentsu Group Inc.	118,600	3,444,853

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Descente Ltd.	21,300	$594,077
Dexerials Corp.	32,300	736,773
DIC Corp.	102,900	1,622,564
Digital Arts Inc.	15,000	413,758
Digital Garage Inc.	29,900	598,859
Dip Corp.	21,900	434,044
Disco Corp.	50,200	8,865,270
DMG Mori Co. Ltd.	51,600	853,464
Dowa Holdings Co. Ltd.	24,800	758,145
DTS Corp.	30,400	624,367
Duskin Co. Ltd.	14,100	307,417
Earth Corp.	10,000	328,935
East Japan Railway Co.	165,900	8,616,395
Ebara Corp.	36,500	1,616,350
EDION Corp.	68,300	681,209
eGuarantee Inc.	21,900	252,968
Eiken Chemical Co. Ltd.	14,400	142,034
Eisai Co. Ltd.	143,500	7,602,389
Elecom Co. Ltd.	29,300	332,222
Electric Power Development Co. Ltd.	95,400	1,462,547
en Japan Inc.	18,500	275,942
ENEOS Holdings Inc.	1,759,800	6,520,792
eRex Co. Ltd.(b)	44,600	219,895
Euglena Co. Ltd.(a)(b)	161,700	784,882
EXEO Group Inc.	50,800	1,055,104
Ezaki Glico Co. Ltd.	22,300	648,198
Fancl Corp.	40,900	611,478
FANUC Corp.	533,500	13,239,547
Fast Retailing Co. Ltd.	96,700	21,409,032
FCC Co. Ltd.	15,200	180,364
Ferrotec Holdings Corp.	33,100	581,804
Food & Life Companies Ltd.	65,100	1,097,245
FP Corp.	25,100	483,342
Freee KK(a)(b)	30,000	500,973
Frontier Real Estate Investment Corp.	246	735,941
Fuji Corp./Aichi	37,500	564,669
Fuji Electric Co. Ltd.	85,500	3,255,379
Fuji Kyuko Co. Ltd.	14,900	420,571
Fuji Oil Holdings Inc.	21,300	338,336
Fuji Seal International Inc.	19,200	213,872
Fuji Soft Inc.	31,800	1,144,332
FUJIFILM Holdings Corp.	205,600	11,245,860
Fujikura Ltd.	137,200	985,386
Fujimi Inc.	40,500	808,454
Fujitec Co. Ltd.	39,600	859,720
Fujitsu General Ltd.	45,300	805,648
Fujitsu Ltd.	99,100	12,838,153
Fujiya Co. Ltd.	20,500	338,385
Fukuoka Financial Group Inc.	101,000	2,669,806
Fukuoka REIT Corp.	390	419,898
Fukuyama Transporting Co. Ltd.	12,300	336,137
Funai Soken Holdings Inc.	21,000	345,154
Furukawa Electric Co. Ltd.	25,700	385,104
Fuso Chemical Co. Ltd.	11,500	312,478
Future Corp.	42,800	488,475
Fuyo General Lease Co. Ltd.	7,500	609,755
Giken Ltd.	7,600	90,076
Global One Real Estate Investment Corp.	295	223,780
Glory Ltd.	23,700	441,870
GLP J-Reit	2,324	2,081,507
GMO internet group Inc.	53,600	780,672
GMO Payment Gateway Inc.	23,900	954,548
Security	Shares	Value

Japan (continued)
GNI Group Ltd.(a)(b)	51,500	$684,005
Goldwin Inc.	17,400	1,098,930
Gree Inc.	82,300	307,560
GS Yuasa Corp.	32,500	524,326
GungHo Online Entertainment Inc.	35,200	530,729
Gunma Bank Ltd. (The)	202,600	979,079
H.U. Group Holdings Inc.	32,700	549,557
H2O Retailing Corp.	71,400	764,915
Hachijuni Bank Ltd. (The)	252,400	1,437,450
Hakuhodo DY Holdings Inc.	134,600	1,092,305
Hamakyorex Co. Ltd.	7,200	180,249
Hamamatsu Photonics KK	89,900	3,339,157
Hankyu Hanshin Holdings Inc.	132,900	4,181,511
Hankyu Hanshin REIT Inc.	325	305,346
Hanwa Co. Ltd.	20,200	608,891
Harmonic Drive Systems Inc.	30,100	651,949
Haseko Corp.	127,500	1,569,122
Hazama Ando Corp.	77,600	600,626
Heiwa Corp.	49,400	699,272
Heiwa Real Estate Co. Ltd.	18,400	471,018
Heiwa Real Estate REIT Inc.	567	530,041
Heiwado Co. Ltd.	20,600	336,936
Hikari Tsushin Inc.	9,400	1,356,165
Hino Motors Ltd.(a)	138,200	402,248
Hioki E.E. Corp.	9,600	417,273
Hirogin Holdings Inc.	250,600	1,593,485
Hirose Electric Co. Ltd.	16,205	1,836,011
HIS Co. Ltd.(a)(b)	28,800	325,091
Hisamitsu Pharmaceutical Co. Inc.	30,700	979,189
Hitachi Construction Machinery Co. Ltd.	38,300	989,509
Hitachi Ltd.	523,800	33,201,889
Hitachi Zosen Corp.	123,300	643,204
Hogy Medical Co. Ltd.	9,400	204,245
Hokkaido Electric Power Co. Inc.	89,600	376,922
Hokuetsu Corp.(b)	104,900	804,867
Hokuhoku Financial Group Inc.	58,100	678,322
Hokuriku Electric Power Co.(a)	74,500	369,538
Honda Motor Co.Ltd.	2,582,300	26,465,404
Horiba Ltd.	17,900	905,047
Hoshino Resorts REIT Inc.	186	731,802
Hoshizaki Corp.	49,400	1,595,355
Hosiden Corp.	93,400	1,097,752
House Foods Group Inc.	29,100	614,478
Hoya Corp.	202,600	19,504,017
Hulic Co. Ltd.	213,100	1,953,728
Hulic Reit Inc.	529	539,629
Ibiden Co. Ltd.	60,200	2,566,714
Ichibanya Co. Ltd.	9,700	342,190
Ichigo Inc.	167,300	366,096
Ichigo Office REIT Investment Corp.	813	456,123
Idec Corp.	33,200	595,727
Idemitsu Kosan Co. Ltd.	108,300	2,458,961
IHI Corp.	93,200	1,788,710
Iida Group Holdings Co. Ltd.	65,500	1,017,031
Inaba Denki Sangyo Co. Ltd.	22,100	460,848
Inabata & Co. Ltd.	18,100	377,874
Industrial & Infrastructure Fund Investment Corp.	1,500	1,348,199
Infocom Corp.	22,000	366,320
Infomart Corp.	154,300	370,086
Information Services International-Dentsu Ltd.	24,200	821,330
INFRONEER Holdings Inc.	145,652	1,536,462
Inpex Corp.	603,900	8,763,111

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Internet Initiative Japan Inc.	84,100	$1,358,938
Invincible Investment Corp.	5,374	2,066,842
Iriso Electronics Co. Ltd.	12,700	299,827
Isetan Mitsukoshi Holdings Ltd.	229,600	2,590,109
Isuzu Motors Ltd.	373,500	4,164,768
Ito En Ltd.	26,700	867,628
ITOCHU Corp.	658,600	23,723,447
Itoham Yonekyu Holdings Inc.	47,680	1,317,690
Iwatani Corp.	25,000	1,195,712
Iyogin Holdings Inc., NVS	155,400	1,118,621
Izumi Co. Ltd.	15,200	384,340
J Front Retailing Co. Ltd.	219,800	2,095,419
JAFCO Group Co. Ltd.	39,300	423,293
Japan Airlines Co. Ltd.	47,800	878,745
Japan Airport Terminal Co. Ltd.	26,000	1,143,455
Japan Aviation Electronics Industry Ltd.	91,100	1,717,100
Japan Display Inc.(a)(b)	1,129,800	279,052
Japan Elevator Service Holdings Co. Ltd.	100,600	1,333,166
Japan Excellent Inc.	483	423,938
Japan Exchange Group Inc.	257,900	5,099,919
Japan Hotel REIT Investment Corp.	3,954	1,797,620
Japan Lifeline Co. Ltd.	39,200	298,914
Japan Logistics Fund Inc.	339	627,925
Japan Material Co. Ltd.	98,500	1,383,277
Japan Metropolitan Fund Invest	4,394	2,835,654
Japan Petroleum Exploration Co. Ltd.	26,500	907,402
Japan Post Bank Co. Ltd.	773,600	7,170,653
Japan Post Holdings Co. Ltd.	1,262,400	11,173,759
Japan Post Insurance Co. Ltd.	102,900	1,981,450
Japan Prime Realty Investment Corp.	443	1,037,637
Japan Real Estate Investment Corp.	717	2,663,169
Japan Securities Finance Co. Ltd.	87,900	875,293
Japan Steel Works Ltd. (The)	32,700	530,548
Japan Tobacco Inc.	642,000	14,945,026
JCR Pharmaceuticals Co. Ltd.	53,200	407,162
JCU Corp.	9,800	213,767
Jeol Ltd.	29,000	818,767
JFE Holdings Inc.	262,200	3,653,197
JGC Holdings Corp.	120,200	1,480,501
JINS Holdings Inc.(b)	15,700	433,395
JMDC Inc.	27,700	775,777
Joyful Honda Co. Ltd.	97,700	1,147,505
JSR Corp.	108,900	2,914,811
JTEKT Corp.	127,400	1,050,409
JTOWER Inc.(a)	8,600	312,963
Justsystems Corp.	24,400	434,819
Kadokawa Corp.	87,800	1,691,293
Kagome Co. Ltd.	48,900	1,017,284
Kajima Corp.	210,600	3,480,668
Kakaku.com Inc	93,200	898,866
Kaken Pharmaceutical Co. Ltd.	15,600	345,464
Kamigumi Co. Ltd.	92,300	1,872,449
Kanamoto Co. Ltd.	17,700	287,256
Kandenko Co. Ltd.	130,900	1,212,962
Kaneka Corp.	16,100	393,996
Kanematsu Corp.	81,100	1,095,950
Kansai Electric Power Co. Inc. (The)	400,800	5,131,775
Kansai Paint Co. Ltd.	108,600	1,589,328
Kao Corp.	255,300	9,314,338
Katitas Co. Ltd.	25,100	335,020
Kato Sangyo Co. Ltd.	8,900	250,242
Kawasaki Heavy Industries Ltd.	95,500	2,107,860
Security	Shares	Value

Japan (continued)
Kawasaki Kisen Kaisha Ltd.	98,000	$3,360,416
KDDI Corp.	829,200	24,805,290
Keihan Holdings Co. Ltd.	37,800	924,511
Keikyu Corp.	121,200	1,027,584
Keio Corp.	61,800	1,833,882
Keisei Electric Railway Co. Ltd.	99,300	3,740,594
Kenedix Office Investment Corp.	774	807,273
Kenedix Residential Next Investment Corp.(a)	463	645,081
Kenedix Retail REIT Corp.(a)	426	744,128
Kewpie Corp.	54,400	944,207
Keyence Corp.	108,300	41,924,928
KH Neochem Co. Ltd.	19,500	295,380
Kikkoman Corp.	94,400	5,370,865
Kinden Corp.	120,700	1,828,297
Kintetsu Group Holdings Co. Ltd.	98,200	2,763,029
Kirin Holdings Co. Ltd.	440,500	6,190,486
Kissei Pharmaceutical Co. Ltd.	24,300	513,968
Ki-Star Real Estate Co. Ltd.	5,700	160,582
Kitz Corp.	135,400	914,924
Kiyo Bank Ltd. (The)	107,700	1,111,779
Kobayashi Pharmaceutical Co. Ltd.	32,100	1,325,192
Kobe Bussan Co. Ltd.(b)	62,100	1,536,854
Kobe Steel Ltd.	172,300	2,037,182
Koei Tecmo Holdings Co. Ltd.	115,180	1,503,981
Kohnan Shoji Co. Ltd.	17,800	461,429
Koito Manufacturing Co. Ltd.	85,100	1,275,030
Kokuyo Co.Ltd.	45,700	708,349
Komatsu Ltd.	527,500	12,120,043
KOMEDA Holdings Co. Ltd.	56,300	1,027,334
Komeri Co. Ltd.	17,900	371,171
Konami Group Corp.	53,500	2,771,412
Konica Minolta Inc.(a)	240,900	674,755
Kose Corp.	27,700	1,835,152
Kotobuki Spirits Co. Ltd.	71,000	942,807
K’s Holdings Corp.	70,600	656,988
Kubota Corp.	589,900	7,933,708
Kumagai Gumi Co. Ltd.	16,300	408,496
Kura Sushi Inc.	14,600	347,467
Kuraray Co. Ltd.	135,100	1,545,702
Kureha Corp.	10,500	623,583
Kurita Water Industries Ltd.	48,100	1,461,442
Kusuri no Aoki Holdings Co. Ltd.	13,000	851,730
Kyocera Corp.	165,600	8,162,656
Kyorin Pharmaceutical Co. Ltd.	23,100	272,475
Kyoritsu Maintenance Co. Ltd.	28,500	1,090,010
Kyoto Financial Group Inc.	25,500	1,445,692
Kyowa Kirin Co. Ltd.	129,900	2,037,388
Kyudenko Corp.	19,100	570,536
Kyushu Electric Power Co. Inc.(a)	222,800	1,423,499
Kyushu Financial Group Inc.	251,400	1,584,191
Kyushu Railway Co.	38,000	776,959
LaSalle Logiport REIT	859	842,440
Lasertec Corp.	42,000	6,937,567
Lawson Inc.	21,100	1,016,475
Leopalace21 Corp.(a)	229,300	493,246
Lintec Corp.	13,300	219,839
Lion Corp.	152,600	1,464,454
LITALICO Inc.	18,300	245,883
Lixil Corp.	141,000	1,546,075
M&A Capital Partners Co. Ltd.	10,900	197,862
M3 Inc.	247,200	3,807,173
Mabuchi Motor Co. Ltd.	34,100	974,221

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Macnica Holdings Inc.	39,400	$1,600,799
Makino Milling Machine Co. Ltd.	15,700	655,134
Makita Corp.	116,600	3,013,741
Mandom Corp.	17,400	159,605
Mani Inc.	48,700	662,484
Marubeni Corp.	868,400	12,697,551
Maruha Nichiro Corp.	26,500	453,639
Marui Group Co. Ltd.	111,600	1,764,745
Maruichi Steel Tube Ltd.	39,500	980,246
Maruwa Co. Ltd./Aichi	8,600	1,508,985
Maruzen Showa Unyu Co. Ltd.	9,000	227,212
Matsui Securities Co. Ltd.	57,000	283,494
MatsukiyoCocokara & Co.	194,570	3,413,104
Mazda Motor Corp.	365,100	3,529,053
McDonald’s Holdings Co. Japan Ltd.	20,700	805,391
Mebuki Financial Group Inc.	531,900	1,610,174
Medipal Holdings Corp.	101,600	1,708,199
Megachips Corp.	16,200	417,680
Megmilk Snow Brand Co. Ltd.	25,100	404,561
Meidensha Corp.	20,500	321,171
MEIJI Holdings Co. Ltd.	103,400	2,545,088
Meiko Electronics Co. Ltd.(b)	14,900	309,055
Meitec Corp.	40,400	711,044
Menicon Co. Ltd.	37,800	438,217
Mercari Inc.(a)	74,100	1,487,146
Milbon Co. Ltd.	16,500	436,206
MINEBEA MITSUMI Inc.	203,900	3,197,007
Mirai Corp.	1,249	377,152
MIRAIT ONE corp.	39,000	516,896
MISUMI Group Inc.	133,900	2,027,066
Mitani Sekisan Co. Ltd.	6,700	202,005
Mitsubishi Chemical Group Corp.	643,700	3,642,444
Mitsubishi Corp.	666,800	31,083,246
Mitsubishi Electric Corp.	1,073,200	12,305,856
Mitsubishi Estate Co. Ltd.	626,700	8,021,960
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,328,827
Mitsubishi Gas Chemical Co. Inc.	97,800	1,321,852
Mitsubishi HC Capital Inc.	409,030	2,696,420
Mitsubishi Heavy Industries Ltd.	175,600	9,044,218
Mitsubishi Logistics Corp.	45,200	1,182,428
Mitsubishi Materials Corp.	95,900	1,541,076
Mitsubishi Motors Corp.	490,500	1,602,252
Mitsubishi UFJ Financial Group Inc.	6,319,800	53,017,732
Mitsui & Co. Ltd.	735,400	26,727,499
Mitsui Chemicals Inc.	105,800	2,666,632
Mitsui Fudosan Co. Ltd.	516,800	11,201,566
Mitsui Fudosan Logistics Park Inc.	368	1,112,549
Mitsui High-Tec Inc.(b)	27,000	1,140,009
Mitsui Mining & Smelting Co. Ltd.	28,200	732,258
Mitsui OSK Lines Ltd.	208,400	5,380,324
Miura Co. Ltd.	44,400	860,872
Mixi Inc.	31,500	477,100
Mizuho Financial Group Inc.	1,301,150	22,091,419
Mizuho Leasing Co. Ltd.	19,600	623,569
Mochida Pharmaceutical Co. Ltd.	20,000	440,711
Monex Group Inc.	116,300	511,507
Money Forward Inc.(a)	30,500	770,370
Monogatari Corp. (The)	29,700	804,292
MonotaRO Co. Ltd.	129,300	1,033,363
Mori Hills REIT Investment Corp.	770	720,679
Mori Trust Reit Inc.	2,421	1,180,270
Morinaga & Co. Ltd.	25,400	916,033
Security	Shares	Value

Japan (continued)
Morinaga Milk Industry Co. Ltd.	19,300	$752,795
MOS Food Services Inc.	23,800	519,200
MS&AD Insurance Group Holdings Inc.	225,100	8,247,779
Murata Manufacturing Co. Ltd.	963,700	16,507,581
Musashi Seimitsu Industry Co. Ltd.	22,300	214,631
Nabtesco Corp.	50,100	887,355
Nachi-Fujikoshi Corp.	23,300	580,613
Nagase & Co. Ltd.	46,900	710,492
Nagawa Co. Ltd.	4,500	183,049
Nagoya Railroad Co. Ltd.	89,800	1,257,091
Nakanishi Inc.	48,200	1,058,628
Nankai Electric Railway Co. Ltd.	99,100	1,897,939
NEC Corp.	131,600	6,336,619
NEC Networks & System Integration Corp.	111,500	1,509,002
NET One Systems Co. Ltd.	52,400	799,777
Nexon Co. Ltd.	230,900	4,236,842
Nextage Co. Ltd.	46,200	638,314
NGK Insulators Ltd.	122,700	1,499,180
NH Foods Ltd.	88,900	2,667,279
NHK Spring Co. Ltd.	127,000	898,652
Nichias Corp.	30,200	599,160
Nichicon Corp.	39,900	333,477
Nichiha Corp.	12,200	240,901
Nichirei Corp.	54,000	1,168,777
Nidec Corp.	239,200	8,774,106
Nifco Inc./Japan	40,500	949,814
Nihon Kohden Corp.	42,600	1,006,159
Nihon M&A Center Holdings Inc.	176,700	807,042
Nihon Parkerizing Co. Ltd.	37,500	272,159
Nikkon Holdings Co. Ltd.	103,400	2,194,017
Nikon Corp.	147,000	1,395,678
Nintendo Co. Ltd.	603,900	24,949,777
Nippn Corp., New.	72,800	1,108,694
Nippon Accommodations Fund Inc.	246	991,084
Nippon Building Fund Inc.	941	3,780,875
Nippon Ceramic Co. Ltd.	14,100	245,310
Nippon Densetsu Kogyo Co. Ltd.	14,800	201,769
Nippon Electric Glass Co. Ltd.	86,300	1,725,333
Nippon Express Holdings Inc.	30,400	1,562,419
Nippon Gas Co. Ltd.	65,000	976,917
Nippon Kayaku Co. Ltd.	62,900	540,343
Nippon Light Metal Holdings Co. Ltd.	102,470	1,123,903
Nippon Paint Holdings Co. Ltd.	524,600	3,526,941
Nippon Paper Industries Co. Ltd.(a)	34,800	302,799
Nippon Prologis REIT Inc.	1,018	1,811,404
NIPPON REIT Investment Corp.	193	445,892
Nippon Sanso Holdings Corp.	94,700	2,388,191
Nippon Seiki Co. Ltd.	102,100	726,940
Nippon Shinyaku Co. Ltd.	30,300	1,228,849
Nippon Shokubai Co. Ltd.	13,300	493,989
Nippon Soda Co. Ltd.	20,700	742,152
Nippon Steel Corp.	513,100	11,066,973
Nippon Suisan Kaisha Ltd.	172,100	835,124
Nippon Telegraph & Telephone Corp.	16,412,900	19,314,286
Nippon Yusen KK	285,700	6,990,291
Nipro Corp.	53,100	404,328
Nishimatsu Construction Co. Ltd.	19,600	471,908
Nishimatsuya Chain Co. Ltd.	39,600	508,624
Nishi-Nippon Financial Holdings Inc.	68,300	815,714
Nishi-Nippon Railroad Co. Ltd.	30,400	491,165
Nissan Chemical Corp.	89,600	3,654,351
Nissan Motor Co. Ltd.	1,350,000	5,194,774

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissha Co. Ltd.	20,200	$210,017
Nisshin Oillio Group Ltd. (The)	17,300	483,181
Nisshin Seifun Group Inc.	124,700	1,880,948
Nisshinbo Holdings Inc.	79,200	572,867
Nissin Foods Holdings Co. Ltd.	30,500	2,653,763
Niterra Co. Ltd.	102,900	2,303,190
Nitori Holdings Co. Ltd.	42,500	4,602,526
Nitta Corp.	12,000	270,961
Nitto Boseki Co. Ltd.	11,200	252,066
Nitto Denko Corp.	80,100	5,182,931
Noevir Holdings Co. Ltd.	13,300	466,477
NOF Corp.	22,700	895,536
Nojima Corp.	37,400	333,093
NOK Corp.	36,300	430,292
Nomura Co. Ltd.	40,400	232,607
Nomura Holdings Inc.	1,515,700	5,855,765
Nomura Real Estate Holdings Inc.	34,700	810,456
Nomura Real Estate Master Fund Inc.	1,395	1,539,324
Nomura Research Institute Ltd.	203,000	5,328,736
NS Solutions Corp.	13,800	400,745
NSD Co. Ltd.	63,300	1,101,349
NSK Ltd.	240,500	1,294,472
NTN Corp.	506,600	902,482
NTT Data Corp.	389,500	4,802,498
NTT UD REIT Investment Corp.	663	546,554
Obayashi Corp.	372,500	3,190,763
OBIC Business Consultants Co. Ltd.	28,400	1,220,067
Obic Co. Ltd.	38,100	5,631,800
Odakyu Electric Railway Co. Ltd.	133,800	1,904,820
Ogaki Kyoritsu Bank Ltd. (The)	14,000	195,514
Ohsho Food Service Corp.	12,000	554,696
Oisix ra daichi Inc.(a)(b)	21,400	162,847
Oji Holdings Corp.	424,000	1,813,397
Okamura Corp.	25,100	357,340
Oki Electric Industry Co. Ltd.	60,600	365,614
Okinawa Electric Power Co. Inc. (The)	20,200	147,499
OKUMA Corp.	9,900	407,588
Okumura Corp.	14,300	437,429
Olympus Corp.	739,000	9,869,604
Omron Corp.	105,900	3,794,102
One REIT Inc.	152	263,345
Ono Pharmaceutical Co. Ltd.	208,300	3,597,233
Open House Group Co. Ltd.	27,600	909,705
Oracle Corp. Japan	17,200	1,220,162
Organo Corp.	28,000	923,183
Orient Corp.	19,820	147,754
Oriental Land Co. Ltd.	598,900	19,371,637
ORIX Corp.	663,900	12,073,908
Orix JREIT Inc.	1,233	1,417,040
Osaka Gas Co. Ltd.	191,900	3,618,807
OSG Corp.	40,700	464,411
Otsuka Corp.	39,800	1,595,765
Otsuka Holdings Co. Ltd.	218,100	7,338,180
Outsourcing Inc.	71,000	527,594
PALTAC Corp.	13,500	437,622
Pan Pacific International Holdings Corp.	212,300	4,111,370
Panasonic Holdings Corp.	1,322,700	11,604,697
Paramount Bed Holdings Co. Ltd.	29,500	502,611
Park24 Co. Ltd.(a)(b)	101,200	1,140,099
Pasona Group Inc.	21,900	195,908
Penta-Ocean Construction Co. Ltd.	124,000	728,987
PeptiDream Inc.(a)	81,100	591,205
Security	Shares	Value

Japan (continued)
Persol Holdings Co. Ltd.	1,133,400	$1,699,437
Pigeon Corp.	89,000	944,991
Pilot Corp.	20,000	678,710
PKSHA Technology Inc.(a)(b)	30,300	516,422
Pola Orbis Holdings Inc.	46,500	467,079
Prestige International Inc.	122,500	497,240
Prima Meat Packers Ltd.	13,100	199,307
Raito Kogyo Co. Ltd.	20,000	258,877
Raksul Inc.(a)	48,200	405,066
Rakus Co. Ltd.	77,200	961,188
Rakuten Group Inc.	822,000	3,040,511
Recruit Holdings Co. Ltd.	803,300	23,032,777
Relo Group Inc.	48,000	475,876
Renesas Electronics Corp.(a)	712,800	9,363,069
Rengo Co. Ltd.	97,000	642,375
RENOVA Inc.(a)	30,800	221,568
Resona Holdings Inc.	1,311,800	7,009,365
Resorttrust Inc.	47,100	677,775
Ricoh Co. Ltd.	280,600	2,274,293
Riken Keiki Co. Ltd.	12,500	512,180
Rinnai Corp.	40,700	747,636
Rohm Co. Ltd.	170,100	2,725,335
Rohto Pharmaceutical Co. Ltd.	101,400	2,365,794
Rorze Corp.	10,300	766,354
Round One Corp.	124,800	452,714
RS Technologies Co.Ltd.	29,700	470,700
Ryohin Keikaku Co. Ltd.	131,100	1,848,415
Saizeriya Co. Ltd.	16,200	658,232
Sakai Moving Service Co. Ltd.	12,400	211,643
Sakata Seed Corp.	28,300	761,489
SAMTY Co. Ltd.	27,300	448,907
San-A Co. Ltd.	10,800	334,567
San-Ai Obbli Co. Ltd.	16,500	178,159
SanBio Co. Ltd.(a)(b)	37,500	104,232
Sangetsu Corp.	71,200	1,338,056
San-In Godo Bank Ltd. (The)	226,700	1,561,454
Sanken Electric Co. Ltd.	20,000	994,725
Sanki Engineering Co. Ltd.	20,500	238,281
Sankyo Co.Ltd.	42,900	1,782,833
Sankyu Inc.	25,100	755,765
Sanrio Co. Ltd.	63,500	2,704,051
Sansan Inc.(a)	53,700	426,719
Santen Pharmaceutical Co. Ltd.	132,500	1,149,245
Sanwa Holdings Corp.	102,700	1,385,654
Sapporo Holdings Ltd.(b)	56,200	1,978,583
Sato Holdings Corp.	7,600	102,073
Sawai Group Holdings Co. Ltd.	18,000	573,649
SBI Holdings Inc.	128,300	2,760,366
SCREEN Holdings Co. Ltd.	44,200	2,054,952
SCSK Corp.	79,400	1,355,379
Secom Co. Ltd.	110,100	7,646,974
Sega Sammy Holdings Inc.	117,700	1,840,777
Seibu Holdings Inc.	128,700	1,256,687
Seiko Epson Corp.	130,300	1,808,977
Seino Holdings Co. Ltd.	57,100	830,572
Seiren Co. Ltd.	28,900	428,701
Sekisui Chemical Co. Ltd.	214,500	2,937,979
Sekisui House Ltd.	366,800	7,182,951
Sekisui House Reit Inc.	2,111	1,111,812
Senko Group Holdings Co. Ltd.	122,800	846,065
Seria Co. Ltd.	29,700	411,654
Seven & i Holdings Co. Ltd.	410,700	15,047,514

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seven Bank Ltd.	807,900	$1,599,654
SG Holdings Co. Ltd.	145,800	2,066,658
Sharp Corp.(a)	99,600	622,720
Shibaura Machine Co. Ltd.	14,200	351,620
SHIFT Inc.(a)(b)	8,600	1,560,380
Shiga Bank Ltd. (The)	24,100	637,332
Shikoku Electric Power Co. Inc.	79,900	545,554
Shima Seiki Manufacturing Ltd.(b)	22,800	232,619
Shimadzu Corp.	143,700	3,397,972
Shimamura Co. Ltd.	16,900	1,667,857
Shimano Inc.	41,400	5,957,711
Shimizu Corp.	208,700	1,485,210
Shin-Etsu Chemical Co. Ltd.	1,014,600	30,339,956
Shinko Electric Industries Co. Ltd.	43,600	1,399,947
Shionogi & Co. Ltd.	150,800	7,021,942
Ship Healthcare Holdings Inc.	49,700	767,323
Shiseido Co. Ltd.	222,300	7,050,349
Shizuoka Financial Group Inc., NVS	206,300	1,754,324
SHO-BOND Holdings Co. Ltd.	33,700	1,327,209
Shochiku Co. Ltd.	4,900	311,727
Shoei Co. Ltd.	52,200	695,500
Showa Denko KK	101,800	1,650,303
Skylark Holdings Co. Ltd.(a)	104,000	1,534,394
SMC Corp.	31,300	14,453,180
SMS Co. Ltd.	50,900	807,676
Socionext Inc.	18,600	1,814,189
SoftBank Corp.	1,616,300	18,275,275
SoftBank Group Corp.	573,300	23,478,960
Sohgo Security Services Co. Ltd.	162,200	949,878
Sojitz Corp.	129,160	2,682,056
Sompo Holdings Inc.	154,400	6,688,599
Sony Group Corp.	704,500	58,571,316
Sosei Group Corp.(a)	62,100	574,216
SOSiLA Logistics REIT Inc.	916	725,714
Sotetsu Holdings Inc.	105,100	1,855,221
S-Pool Inc.	98,600	227,984
Square Enix Holdings Co. Ltd.	49,100	1,631,189
Stanley Electric Co. Ltd.	85,400	1,365,938
Star Asia Investment Corp.	1,447	545,196
Starts Corp. Inc.	15,900	301,983
Subaru Corp.	328,400	5,684,700
Sugi Holdings Co. Ltd.	17,800	720,515
SUMCO Corp.	154,000	1,990,011
Sumitomo Bakelite Co. Ltd.	19,300	858,810
Sumitomo Chemical Co. Ltd.	892,000	2,267,252
Sumitomo Corp.	594,400	11,684,512
Sumitomo Electric Industries Ltd.	410,200	4,306,373
Sumitomo Forestry Co. Ltd.	57,400	1,355,298
Sumitomo Heavy Industries Ltd.	46,000	1,052,928
Sumitomo Metal Mining Co. Ltd.	130,100	3,654,763
Sumitomo Mitsui Construction Co. Ltd.	128,900	341,977
Sumitomo Mitsui Financial Group Inc.	718,200	34,622,967
Sumitomo Mitsui Trust Holdings Inc.	162,600	6,096,977
Sumitomo Osaka Cement Co. Ltd.	12,700	295,639
Sumitomo Pharma Co., Ltd.	117,600	359,110
Sumitomo Realty & Development Co. Ltd.	132,300	3,319,927
Sumitomo Rubber Industries Ltd.	124,900	1,267,063
Sumitomo Warehouse Co. Ltd. (The)	103,000	1,648,985
Sundrug Co. Ltd.	69,200	1,881,686
Suntory Beverage & Food Ltd.	49,800	1,498,634
Suruga Bank Ltd.	227,100	970,359
Suzuken Co. Ltd.	34,400	1,053,665
Security	Shares	Value

Japan (continued)
Suzuki Motor Corp.	208,600	$8,096,184
Sysmex Corp.	92,100	4,411,848
Systena Corp.	234,500	399,213
T Hasegawa Co. Ltd.	19,300	404,343
T&D Holdings Inc.	265,500	4,736,312
Tadano Ltd.	122,600	921,721
Taiheiyo Cement Corp.	91,100	1,561,239
Taikisha Ltd.	14,800	430,676
Taisei Corp.	102,900	3,489,617
Taisho Pharmaceutical Holdings Co. Ltd.	21,800	863,238
Taiyo Holdings Co. Ltd.	22,500	366,952
Taiyo Yuden Co. Ltd.	44,400	995,378
Takara Bio Inc.	43,500	383,617
Takara Holdings Inc.	93,600	780,221
Takasago Thermal Engineering Co. Ltd.	39,600	781,886
Takashimaya Co. Ltd.	121,600	1,653,658
Takeda Pharmaceutical Co. Ltd.	884,354	24,005,548
Takeuchi Manufacturing Co. Ltd.	28,600	815,989
Takuma Co. Ltd.	106,600	1,034,197
TDK Corp.	219,800	8,223,864
TechnoPro Holdings Inc.	52,500	1,040,069
Teijin Ltd.	79,300	717,750
Terumo Corp.	390,100	10,672,427
THK Co. Ltd.	83,600	1,494,069
TIS Inc.	121,600	2,604,044
TKC Corp.	19,000	443,213
Toagosei Co. Ltd.	119,500	1,096,356
Tobu Railway Co. Ltd.	97,900	2,356,397
Tocalo Co. Ltd.	111,100	1,004,207
Toda Corp.	105,700	586,993
Toei Co. Ltd.	3,500	410,908
Toho Co. Ltd.	30,300	1,035,141
Toho Gas Co. Ltd.	40,600	699,185
Toho Holdings Co. Ltd.	31,300	705,599
Tohoku Electric Power Co. Inc.	241,800	1,509,823
Tokai Carbon Co. Ltd.	144,000	1,105,040
TOKAI Holdings Corp.	91,000	586,869
Tokai Rika Co. Ltd.	111,400	1,748,122
Tokai Tokyo Financial Holdings Inc.	389,300	1,322,263
Tokio Marine Holdings Inc.	1,046,500	23,412,526
Tokuyama Corp.	20,100	304,740
Tokyo Century Corp.	15,400	593,342
Tokyo Electric Power Co. Holdings Inc.(a)	936,100	3,961,331
Tokyo Electron Ltd.	267,500	35,346,822
Tokyo Gas Co. Ltd.	208,800	4,689,055
Tokyo Kiraboshi Financial Group Inc.	32,700	965,167
Tokyo Ohka Kogyo Co. Ltd.	16,600	959,161
Tokyo Seimitsu Co. Ltd.	47,000	2,197,034
Tokyo Steel Manufacturing Co. Ltd.	86,100	995,152
Tokyo Tatemono Co. Ltd.	94,400	1,253,473
Tokyu Construction Co. Ltd.	87,700	451,256
Tokyu Corp.	229,400	2,589,704
Tokyu Fudosan Holdings Corp.	252,100	1,468,816
Tokyu REIT Inc.	441	526,241
Tomy Co. Ltd.	107,800	1,486,841
Topcon Corp.	59,600	543,481
Toppan Inc.	133,800	3,085,946
Toray Industries Inc.	777,800	3,762,871
Toridoll Holdings Corp.	36,700	888,109
Toshiba TEC Corp.	17,300	376,061
Tosoh Corp.	122,400	1,498,692
Totetsu Kogyo Co. Ltd.	9,700	189,040

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TOTO Ltd.	91,500	$2,206,211
Towa Pharmaceutical Co. Ltd.	12,100	222,426
Toyo Gosei Co. Ltd.	5,300	220,533
Toyo Ink SC Holdings Co. Ltd.	17,600	298,988
Toyo Seikan Group Holdings Ltd.	115,200	1,936,797
Toyo Suisan Kaisha Ltd.	35,100	1,619,195
Toyo Tire Corp.	49,300	732,260
Toyobo Co. Ltd.	30,300	203,296
Toyoda Gosei Co. Ltd.	20,900	415,232
Toyota Boshoku Corp.	34,600	601,726
Toyota Industries Corp.	90,900	6,737,027
Toyota Motor Corp.	5,921,400	103,587,427
Toyota Tsusho Corp.	112,100	5,967,788
Trancom Co. Ltd.	2,400	110,261
Transcosmos Inc.	11,100	226,040
TRE Holdings Corp.	24,100	188,122
Trend Micro Inc.	75,800	2,856,494
Tri Chemical Laboratories Inc.	26,000	552,973
Trusco Nakayama Corp.	29,300	442,210
TS Tech Co. Ltd.	46,400	519,689
Tsubakimoto Chain Co.	16,800	424,674
Tsumura & Co.	36,400	651,315
Tsuruha Holdings Inc.	22,300	1,638,083
UACJ Corp.	14,400	293,115
UBE Corp.	105,000	1,616,873
Ulvac Inc.	42,600	1,464,978
Unicharm Corp.	221,200	7,516,128
United Urban Investment Corp.	1,247	1,257,186
Universal Entertainment Corp.	23,800	339,488
Ushio Inc.	59,300	723,189
USS Co. Ltd.	120,900	2,113,199
UT Group Co. Ltd.(a)	21,900	270,504
Valor Holdings Co. Ltd.	17,900	280,214
ValueCommerce Co. Ltd.	15,000	124,692
Visional Inc.(a)	13,600	666,606
Wacoal Holdings Corp.	23,700	541,722
Wacom Co. Ltd.	202,100	696,758
WealthNavi Inc.(a)(b)	34,700	255,457
Welcia Holdings Co. Ltd.(b)	98,200	1,627,744
West Holdings Corp.	16,600	366,290
West Japan Railway Co.	124,400	4,741,449
Yakult Honsha Co. Ltd.	171,500	4,041,385
Yamada Holdings Co. Ltd.	367,200	1,161,295
Yamaguchi Financial Group Inc.	156,400	1,435,353
Yamaha Corp.	90,300	2,411,906
Yamaha Motor Co. Ltd.	172,500	4,215,356
Yamato Holdings Co. Ltd.	130,800	2,178,607
Yamato Kogyo Co. Ltd.	26,100	1,250,471
Yamazaki Baking Co. Ltd.	69,100	1,461,095
Yaoko Co. Ltd.	10,800	556,009
Yaskawa Electric Corp.	128,800	4,216,026
Yokogawa Bridge Holdings Corp.	17,200	284,307
Yokogawa Electric Corp.	119,500	2,169,549
Yokohama Rubber Co. Ltd. (The)	89,200	1,648,378
Yoshinoya Holdings Co. Ltd.	37,500	876,393
Z Holdings Corp.	1,600,700	4,080,963
Zenkoku Hosho Co. Ltd.	21,500	687,533
Zensho Holdings Co. Ltd.	57,500	3,022,305
Zeon Corp.	85,200	704,217
Zojirushi Corp.	24,800	255,125
ZOZO Inc.	82,900	1,576,322
		2,269,372,985
Security	Shares	Value

Netherlands — 3.6%
Aalberts NV	68,654	$2,143,533
ABN AMRO Bank NV, CVA(c)	246,021	3,313,559
Adyen NV(a)(c)	12,317	8,307,642
Aegon NV	1,050,308	5,107,928
AerCap Holdings NV(a)	97,537	6,058,999
Akzo Nobel NV	98,701	6,621,326
Alfen Beheer BV(a)(b)(c)	16,991	535,641
Allfunds Group PLC	315,885	1,616,739
Arcadis NV	27,620	1,167,354
ASM International NV	26,955	11,123,791
ASML Holding NV	225,727	135,689,117
ASR Nederland NV	87,721	3,273,613
Basic-Fit NV(a)(b)(c)	35,080	897,395
BE Semiconductor Industries NV	42,881	4,429,594
Corbion NV	40,775	706,171
Davide Campari-Milano NV	334,761	3,700,369
Eurocommercial Properties NV	43,224	927,948
EXOR NV, NVS(b)	58,113	4,987,790
Ferrovial SE	281,813	8,481,456
Flow Traders Ltd., NVS(b)	33,849	618,536
Heineken Holding NV	83,945	6,386,830
Heineken NV	159,218	14,304,696
IMCD NV	34,028	4,096,821
ING Groep NV	2,053,351	26,325,038
InPost SA(a)	182,774	1,808,511
Iveco Group NV(a)	134,897	1,136,882
JDE Peet’s NV	42,731	1,186,407
Just Eat Takeaway.com NV(a)(b)(c)	93,864	1,143,800
Just Eat Takeaway.com NV(a)(c)	19,826	241,218
Koninklijke Ahold Delhaize NV	526,389	15,587,319
Koninklijke BAM Groep NV	131,867	272,489
Koninklijke KPN NV	1,842,053	6,191,469
Koninklijke Philips NV(a)	518,302	9,859,386
Koninklijke Vopak NV	51,839	1,747,861
MFE-MediaForEurope NV, NVS(b)	69,927	185,344
MFE-MediaForEurope NV, Class A	168,047	304,839
NN Group NV	146,645	4,703,255
NSI NV	8,271	149,301
OCI NV	55,315	1,288,883
Pharming Group NV(a)(b)	985,469	1,165,220
PostNL NV	194,167	361,808
Prosus NV(a)	856,108	23,941,566
QIAGEN NV(a)	129,949	4,842,952
Randstad NV	65,128	3,372,637
SBM Offshore NV	123,368	1,536,482
Signify NV(c)	82,493	2,138,452
Technip Energies NV	156,881	3,437,223
TKH Group NV	26,079	953,943
Universal Music Group NV	458,435	11,226,535
Wolters Kluwer NV	143,425	18,402,285
		378,007,953
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	494,621	1,204,534
Auckland International Airport Ltd.	718,872	3,074,100
Contact Energy Ltd.	512,009	2,323,729
EBOS Group Ltd.	96,237	1,964,603
Fisher & Paykel Healthcare Corp. Ltd.	335,489	4,067,436
Fletcher Building Ltd.	595,574	1,500,969
Goodman Property Trust	844,135	988,504
Infratil Ltd.	675,126	3,865,790
Mercury NZ Ltd.	283,112	973,152
Meridian Energy Ltd.	829,371	2,335,807

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Ryman Healthcare Ltd.	440,536	$1,460,513
Spark New Zealand Ltd.	1,140,765	3,311,776
Summerset Group Holdings Ltd.	271,385	1,541,197
		28,612,110
Norway — 0.8%
Adevinta ASA(a)	192,118	1,688,630
Aker ASA, Class A	21,677	1,303,567
Aker BP ASA	181,749	5,238,298
Atea ASA	64,909	675,182
Austevoll Seafood ASA	62,187	425,021
Bakkafrost P/F	22,887	1,033,110
Borregaard ASA	51,199	694,848
DNB Bank ASA	516,850	9,324,929
DNO ASA	946,932	965,369
Entra ASA(c)	32,300	251,988
Equinor ASA	510,022	17,097,568
Frontline PLC, NVS	110,604	2,472,804
Gjensidige Forsikring ASA	117,207	1,757,725
Golden Ocean Group Ltd.	134,595	995,865
Hafnia Ltd.	112,235	737,552
Kahoot! ASA(a)(b)	354,935	1,111,816
Kongsberg Gruppen ASA	50,917	2,079,943
Leroy Seafood Group ASA	190,041	752,772
Mowi ASA	253,826	4,124,585
NEL ASA(a)(b)	1,216,166	799,703
Nordic Semiconductor ASA(a)(b)	110,442	897,370
Norsk Hydro ASA	817,680	4,662,989
Orkla ASA	420,508	2,898,349
Salmar ASA	35,497	1,683,086
Scatec ASA(c)	93,814	474,094
Schibsted ASA, Class A	18,321	367,045
Schibsted ASA, Class B	83,452	1,548,500
SpareBank 1 SMN	138,685	1,682,736
SpareBank 1 SR-Bank ASA	207,092	2,249,252
Storebrand ASA	369,912	3,089,115
Subsea 7 SA	182,205	2,393,413
Telenor ASA	374,369	3,826,947
TGS ASA	111,123	1,519,696
TOMRA Systems ASA	158,006	1,252,413
Veidekke ASA	47,333	408,461
Yara International ASA	101,142	3,309,562
		85,794,303
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	5,070,782	1,556,303
EDP - Energias de Portugal SA	1,890,224	7,943,661
Galp Energia SGPS SA	316,751	4,768,610
Jeronimo Martins SGPS SA	147,142	3,392,340
Navigator Co. SA (The)	215,938	859,615
NOS SGPS SA	139,885	511,235
REN - Redes Energeticas Nacionais SGPS SA	493,183	1,283,972
Sonae SGPS SA	877,932	863,692
		21,179,428
Singapore — 1.4%
CapitaLand Ascendas REIT	1,847,112	3,509,594
CapitaLand Ascott Trust	1,968,868	1,294,541
CapitaLand China Trust(b)	703,380	405,787
CapitaLand Integrated Commercial Trust	3,547,935	4,559,875
Capitaland Investment Ltd/Singapore	1,512,800	3,248,257
CDL Hospitality Trusts	559,690	395,728
City Developments Ltd.	432,500	1,996,337
ComfortDelGro Corp. Ltd.	1,807,000	1,745,315
Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.	1,009,800	$24,258,744
ESR-LOGOS REIT	3,039,051	610,407
Frasers Centrepoint Trust(b)	666,319	1,007,977
Frasers Logistics & Commercial Trust	1,788,287	1,358,395
Genting Singapore Ltd.	4,039,900	2,538,086
Golden Agri-Resources Ltd.	3,838,500	756,962
Grab Holdings Ltd., Class A(a)	1,157,049	3,552,140
Jardine Cycle & Carriage Ltd.	113,200	2,331,894
Keppel Corp. Ltd.	908,700	4,124,901
Keppel DC REIT	912,350	1,125,931
Keppel Infrastructure Trust(b)	4,452,825	1,430,992
Keppel REIT	1,158,540	672,720
Mapletree Industrial Trust	1,203,540	1,891,846
Mapletree Logistics Trust	2,339,034	2,511,769
Mapletree Pan Asia Commercial Trust	1,345,000	1,307,213
NetLink NBN Trust	4,007,200	2,429,792
Oversea-Chinese Banking Corp. Ltd.(b)	1,880,200	17,431,543
Paragon REIT	905,950	526,042
Parkway Life REIT(b)	201,800	495,068
SATS Ltd.(a)	975,563	1,754,963
Sea Ltd., ADR(a)(b)	203,386	8,481,196
Seatrium Ltd.(a)	29,185,284	2,390,245
Sembcorp Industries Ltd.	773,700	2,595,691
Singapore Airlines Ltd.(b)	870,200	3,885,669
Singapore Exchange Ltd.	406,900	2,817,236
Singapore Post Ltd.	846,300	277,955
Singapore Technologies Engineering Ltd.(b)	922,400	2,532,225
Singapore Telecommunications Ltd.	4,556,300	7,917,363
Starhill Global REIT	1,020,100	331,867
Suntec REIT(b)	1,022,100	821,369
United Overseas Bank Ltd.	704,000	13,886,181
UOL Group Ltd.(b)	216,500	932,429
Venture Corp. Ltd.	138,300	1,180,850
Wilmar International Ltd.	1,147,500	2,983,252
Yangzijiang Financial Holding Ltd.	1,445,000	338,314
Yangzijiang Shipbuilding Holdings Ltd.(b)	2,059,600	2,183,141
		142,827,802
Spain — 2.2%
Acciona SA	13,418	1,691,655
Acerinox SA	120,795	1,176,886
ACS Actividades de Construccion y Servicios SA	142,042	5,136,802
Aena SME SA(c)	40,334	5,852,490
Almirall SA	62,739	571,204
Amadeus IT Group SA	250,785	14,313,005
Applus Services SA	79,229	834,131
Banco Bilbao Vizcaya Argentaria SA	3,301,173	25,971,086
Banco de Sabadell SA	3,463,659	4,306,692
Banco Santander SA	9,151,339	33,658,015
Bankinter SA	486,357	3,075,458
CaixaBank SA	2,467,102	10,030,101
Cellnex Telecom SA(c)	319,717	9,398,431
Cia. de Distribucion Integral Logista Holdings SA	55,335	1,358,761
Cie. Automotive SA	29,805	759,935
Construcciones y Auxiliar de Ferrocarriles SA	45,264	1,352,099
Ebro Foods SA	26,653	453,481
EDP Renovaveis SA	163,906	2,636,747
Enagas SA	23,187	387,888
Endesa SA	204,169	3,841,372
Faes Farma SA	219,730	690,195
Fluidra SA	79,588	1,403,192
Gestamp Automocion SA(c)	98,954	364,129
Grifols SA(a)(b)	169,644	1,903,627

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Iberdrola SA	3,400,636	$37,821,935
Indra Sistemas SA	122,594	1,721,364
Industria de Diseno Textil SA	605,533	20,901,768
Inmobiliaria Colonial SOCIMI SA	214,204	1,201,743
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	570,992	491,792
Mapfre SA	686,174	1,426,364
Melia Hotels International SA(a)(b)	84,083	467,796
Merlin Properties SOCIMI SA	235,549	1,963,957
Naturgy Energy Group SA	90,839	2,570,260
Neinor Homes SA(c)	16,719	172,304
Pharma Mar SA	15,621	532,220
Prosegur Cia. de Seguridad SA	77,588	116,015
Redeia Corp. SA	57,325	893,979
Repsol SA	736,750	10,787,602
Sacyr SA	252,284	728,490
Solaria Energia y Medio Ambiente SA(a)	58,308	874,654
Tecnicas Reunidas SA(a)(b)	29,387	259,178
Telefonica SA	2,861,571	11,053,208
Viscofan SA	25,960	1,500,644
		226,652,655
Sweden — 3.0%
AAK AB	132,060	2,511,444
AddTech AB, Class B	166,673	2,450,150
AFRY AB	55,248	580,495
Alfa Laval AB	163,450	5,296,884
Alleima AB, NVS	162,633	989,981
Arjo AB, Class B	124,516	416,435
Assa Abloy AB, Class B	541,948	11,551,662
Atlas Copco AB, Class A	1,505,477	19,494,448
Atlas Copco AB, Class B	849,785	9,545,841
Avanza Bank Holding AB	91,889	1,553,374
Axfood AB	51,195	1,131,947
Beijer Ref AB, Class B	217,112	2,063,940
Billerud AB	131,098	1,217,978
Biotage AB	59,350	606,274
Boliden AB	166,067	4,256,818
Bravida Holding AB(c)	106,322	665,245
Bure Equity AB	54,713	1,093,926
Castellum AB	239,231	2,292,732
Catena AB	26,390	874,203
Corem Property Group AB, Class B	789,874	509,911
Dios Fastigheter AB	78,123	422,914
Dometic Group AB(c)	192,547	1,188,171
Electrolux AB, Class B(a)(b)	142,918	1,202,685
Electrolux Professional AB, Class B	218,668	884,649
Elekta AB, Class B	245,630	1,673,179
Embracer Group AB, Class B(a)(b)	458,158	745,948
Epiroc AB, Class A	371,802	6,125,332
Epiroc AB, Class B	203,004	2,818,774
EQT AB	200,486	3,662,840
Essity AB, Class B	332,282	7,576,645
Evolution AB(c)	101,976	9,086,613
Fabege AB	166,486	1,242,162
Fastighets AB Balder, Class B(a)	307,726	1,307,467
Fortnox AB	360,028	1,427,124
Getinge AB, Class B	139,816	2,517,127
Granges AB	65,788	633,390
H & M Hennes & Mauritz AB, Class B	396,770	5,330,472
Hexagon AB, Class B	1,208,187	9,846,276
Hexatronic Group AB	127,158	296,960
Hexpol AB	204,886	1,818,371
Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	37,102	$1,400,224
Hufvudstaden AB, Class A	85,675	913,419
Husqvarna AB, Class B	290,861	1,884,710
Industrivarden AB, Class A	71,994	1,862,874
Industrivarden AB, Class C	122,028	3,147,017
Indutrade AB	158,943	2,817,003
Instalco AB	245,658	687,710
Intrum AB	43,504	223,449
Investment AB Latour, Class B	84,513	1,463,624
Investor AB, Class B	964,407	17,703,713
JM AB	25,094	267,792
Kindred Group PLC	144,351	1,181,778
Kinnevik AB, Class B(a)	137,461	1,175,362
L E Lundbergforetagen AB, Class B	27,252	1,112,971
Lifco AB, Class B	158,437	2,899,073
Lindab International AB	77,619	1,196,061
Loomis AB, Class B	75,918	1,972,139
Millicom International Cellular SA, SDR(a)(b)	77,634	1,219,793
MIPS AB	29,252	721,346
Modern Times Group MTG AB, Class B(a)	91,548	734,911
Mycronic AB	104,401	2,287,095
NCC AB, Class B	59,749	612,085
Nibe Industrier AB, Class B	866,125	4,988,328
Nolato AB, Class B	243,773	1,078,250
Nordea Bank Abp	1,838,331	19,361,699
Nordnet AB publ	120,054	1,699,798
Nyfosa AB	79,830	386,318
Pandox AB, Class B	68,189	671,185
Peab AB, Class B	104,568	389,796
PowerCell Sweden AB(a)	46,651	188,481
Resurs Holding AB(c)	44,477	86,771
Saab AB, Class B	45,558	2,340,378
Sagax AB, Class B	120,212	2,176,187
Samhallsbyggnadsbolaget i Norden AB(b)	752,737	218,953
Sandvik AB	573,771	9,773,047
Sectra AB, Class B	118,608	1,282,810
Securitas AB, Class B	231,332	1,853,063
Sinch AB(a)(c)	416,130	659,455
Skandinaviska Enskilda Banken AB, Class A	875,524	9,770,420
Skanska AB, Class B	191,072	2,868,740
SKF AB, Class B	208,847	3,385,924
SSAB AB, Class B	367,271	2,130,740
Stillfront Group AB(a)	387,331	400,956
Storskogen Group AB	774,077	458,627
Svenska Cellulosa AB SCA, Class B	357,189	4,901,153
Svenska Handelsbanken AB, Class A	773,686	6,596,206
Sweco AB, Class B	124,759	1,150,292
Swedbank AB, Class A	493,863	8,110,865
Swedish Orphan Biovitrum AB(a)	118,971	2,447,497
Tele2 AB, Class B	332,870	2,363,923
Telefonaktiebolaget LM Ericsson, Class B	1,569,725	7,031,942
Telia Co. AB	1,426,313	3,023,706
Thule Group AB(c)	97,427	2,217,589
Trelleborg AB, Class B	142,109	3,593,804
Troax Group AB	34,201	548,204
Viaplay Group AB, Class B(a)(b)	70,241	150,638
Vitec Software Group AB, Class B	29,826	1,190,356
Vitrolife AB	50,792	662,187
Volvo AB, Class A	114,013	2,285,880
Volvo AB, Class B	856,011	16,962,020
Volvo Car AB, Class B(a)	357,603	1,233,406
Wallenstam AB, Class B	217,428	735,397

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Wihlborgs Fastigheter AB	266,103	$1,724,891
		309,494,818
Switzerland — 8.4%
ABB Ltd., Registered	891,756	29,960,958
Accelleron Industries AG, NVS	60,584	1,496,372
Adecco Group AG, Registered	96,219	3,641,268
Alcon Inc.	282,992	20,255,472
Allreal Holding AG, Registered	8,843	1,418,997
ALSO Holding AG, Registered	3,380	862,209
Bachem Holding AG, Class B	22,045	1,601,417
Baloise Holding AG, Registered	27,308	3,921,042
Banque Cantonale Vaudoise, Registered	18,980	2,145,390
Barry Callebaut AG, Registered	2,167	3,285,600
Belimo Holding AG, Registered	5,606	2,360,221
BKW AG	12,963	2,179,183
Bossard Holding AG, Class A, Registered	3,539	730,483
Bucher Industries AG, Registered	2,022	721,786
Burckhardt Compression Holding AG	2,147	1,088,359
Bystronic AG, Registered(b)	512	244,725
Cembra Money Bank AG	17,357	1,196,772
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	532	5,889,882
Chocoladefabriken Lindt & Spruengli AG, Registered	60	6,529,984
Cie. Financiere Richemont SA, Class A, Registered	293,620	34,639,954
Clariant AG, Registered	138,696	1,970,582
Coca-Cola HBC AG, Class DI	108,985	2,829,431
Comet Holding AG, Registered	6,241	1,227,512
Daetwyler Holding AG, Bearer	5,399	955,281
DKSH Holding AG	13,600	832,760
DocMorris AG(a)	7,411	308,151
dormakaba Holding AG	1,628	744,146
DSM-Firmenich AG	103,598	9,391,761
Dufry AG, Registered(a)	62,486	2,190,400
Emmi AG, Registered	1,194	1,127,392
EMS-Chemie Holding AG, Registered	4,150	2,838,848
Flughafen Zurich AG, Registered	13,636	2,548,047
Forbo Holding AG, Registered	601	662,805
Galenica AG(c)	25,788	1,948,254
Geberit AG, Registered	20,737	9,655,429
Georg Fischer Ltd.	55,126	2,860,563
Givaudan SA, Registered	5,102	16,982,111
Gurit Holding AG(a)	3,830	298,939
Helvetia Holding AG, Registered	25,850	3,475,113
Holcim AG	303,619	18,772,083
Huber + Suhner AG, Registered	13,516	925,582
Idorsia Ltd.(a)(b)	94,172	179,098
Inficon Holding AG, Registered	1,120	1,212,271
Interroll Holding AG, Registered	429	1,131,003
Intershop Holding AG	1,007	668,175
Julius Baer Group Ltd.	124,473	7,376,480
Kardex Holding AG, Registered	3,552	686,731
Kuehne + Nagel International AG, Registered	33,031	8,907,259
Landis+Gyr Group AG	14,338	1,063,764
Logitech International SA, Registered	96,183	7,570,693
Lonza Group AG, Registered	41,571	14,558,327
Medmix AG(c)	23,693	491,233
Meyer Burger Technology AG(a)(b)	2,188,769	586,395
Mobilezone Holding AG, Registered	44,809	681,118
Mobimo Holding AG, Registered	5,429	1,499,558
Nestle SA, Registered	1,494,074	161,119,036
Novartis AG, Registered	1,147,091	107,390,151
Security	Shares	Value

Switzerland (continued)
OC Oerlikon Corp. AG, Registered	154,665	$616,142
Partners Group Holding AG	13,437	14,227,950
PSP Swiss Property AG, Registered	25,856	3,181,302
Roche Holding AG, Bearer	18,634	5,077,971
Roche Holding AG, NVS	392,483	101,146,622
Sandoz Group AG(a)	229,797	5,974,495
Schindler Holding AG, Participation Certificates, NVS.	19,832	4,012,465
Schindler Holding AG, Registered	17,632	3,437,197
Schweiter Technologies AG, NVS(b)	343	191,551
SFS Group AG	11,108	1,111,277
SGS SA	94,131	7,687,737
Siegfried Holding AG, Registered	1,887	1,496,426
Siemens Energy AG(a)(b)	291,389	2,590,718
SIG Group AG	167,604	3,695,113
Sika AG, Registered	81,344	19,466,382
Softwareone Holding AG	64,525	1,271,328
Sonova Holding AG, Registered	29,915	7,090,251
St. Galler Kantonalbank AG, Class A, Registered	2,348	1,273,828
Stadler Rail AG	34,986	1,183,724
STMicroelectronics NV	381,126	14,528,558
Straumann Holding AG	64,516	7,624,763
Sulzer AG, Registered	11,482	947,624
Swatch Group AG (The), Bearer	18,837	4,821,819
Swatch Group AG (The), Registered	7,869	381,102
Swiss Life Holding AG, Registered	17,882	11,485,261
Swiss Prime Site AG, Registered	45,339	4,214,165
Swiss Re AG	175,528	19,178,678
Swisscom AG, Registered	14,850	8,897,954
Swissquote Group Holding SA, Registered	9,281	1,782,635
Tecan Group AG, Registered	7,137	2,054,031
Temenos AG, Registered	41,070	2,958,911
UBS Group AG, Registered	1,853,273	43,545,296
Valiant Holding AG, Registered	8,839	963,729
VAT Group AG(c)	15,405	5,462,913
Vontobel Holding AG, Registered	13,721	802,652
Zurich Insurance Group AG	84,015	39,906,498
		876,125,624
United Kingdom — 13.4%
3i Group PLC	537,449	12,671,744
888 Holdings PLC(a)	301,849	299,376
abrdn PLC	1,177,100	2,247,196
Admiral Group PLC	103,626	3,079,011
Airtel Africa PLC(c)	772,559	1,063,894
AJ Bell PLC	291,448	896,936
Anglo American PLC	723,061	18,423,288
Antofagasta PLC	229,078	3,745,774
AO World PLC(a)	300,550	305,211
Ascential PLC(a)	437,474	1,392,063
Ashmore Group PLC	545,098	1,123,004
Ashtead Group PLC	242,347	13,899,191
ASOS PLC(a)(b)	69,944	337,895
Associated British Foods PLC	189,866	4,683,623
Assura PLC	1,914,595	952,712
Aston Martin Lagonda Global Holdings PLC(a)(c)	349,209	931,697
AstraZeneca PLC	870,133	108,943,791
Auto Trader Group PLC(c)	509,636	3,855,013
Aviva PLC	1,537,507	7,447,018
B&M European Value Retail SA	505,672	3,255,385
BAE Systems PLC	1,706,594	22,947,482
Balfour Beatty PLC	537,248	2,019,069
Barclays PLC	8,657,528	13,895,729

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	560,612	$2,827,276
Beazley PLC	336,637	2,108,816
Bellway PLC	72,275	1,839,305
Berkeley Group Holdings PLC	64,414	3,166,372
Big Yellow Group PLC	88,336	1,027,355
Bodycote PLC	125,375	874,701
boohoo Group PLC(a)(b)	1,007,351	384,457
BP PLC	9,721,217	59,357,875
Breedon Group PLC	189,802	720,921
British American Tobacco PLC	1,186,549	35,445,070
British Land Co. PLC (The)	423,960	1,536,972
Britvic PLC	160,463	1,634,390
BT Group PLC	3,747,799	5,147,325
Bunzl PLC	178,680	6,374,619
Burberry Group PLC	216,137	4,454,594
Burford Capital Ltd.	130,426	1,612,597
Capita PLC(a)	1,804,154	367,742
Capital & Counties Properties PLC	987,580	1,251,949
Carnival PLC(a)	97,021	995,760
Centamin PLC	998,774	1,001,044
Centrica PLC	3,484,237	6,669,862
Close Brothers Group PLC	87,301	847,520
CNH Industrial NV	577,153	6,395,996
Coats Group PLC	997,689	819,745
Coca-Cola Europacific Partners PLC	116,204	6,799,096
Compass Group PLC	961,709	24,245,989
Computacenter PLC	69,904	2,186,427
ConvaTec Group PLC(c)	834,443	2,071,044
Cranswick PLC	48,158	2,047,573
Crest Nicholson Holdings PLC	257,002	499,797
Croda International PLC	88,450	4,714,042
Currys PLC	894,766	487,309
CVS Group PLC	60,114	1,073,283
DCC PLC	55,252	3,069,470
Dechra Pharmaceuticals PLC	61,793	2,864,042
Deliveroo PLC, Class A(a)(c)	752,869	1,189,596
Derwent London PLC	54,287	1,206,473
Diageo PLC	1,249,734	47,259,908
Diploma PLC	63,952	2,217,268
Direct Line Insurance Group PLC(a)	614,903	1,133,731
Domino’s Pizza Group PLC	364,470	1,520,788
Dowlais Group PLC	815,680	993,077
Dr. Martens PLC	390,868	554,176
Drax Group PLC	247,575	1,271,666
DS Smith PLC	833,216	2,889,983
Dunelm Group PLC	99,382	1,178,664
easyJet PLC(a)	182,582	814,493
Elementis PLC(a)	546,817	787,199
Endeavour Mining PLC	102,658	2,118,052
Energean PLC	142,160	1,472,156
Entain PLC	351,145	3,986,301
Essentra PLC	224,418	405,334
Experian PLC	508,803	15,436,466
Fevertree Drinks PLC	66,327	809,396
Firstgroup PLC(b)	714,631	1,375,236
Frasers Group PLC(a)	196,489	1,920,283
Future PLC	78,116	843,458
Games Workshop Group PLC	19,046	2,289,947
Gamma Communications PLC	51,675	658,407
GB Group PLC(b)	155,589	452,143
Genuit Group PLC	173,497	559,774
Genus PLC	43,483	1,131,114
Security	Shares	Value

United Kingdom (continued)
Glencore PLC	5,892,864	$31,213,461
Grafton Group PLC	140,459	1,316,428
Grainger PLC	413,251	1,142,198
Great Portland Estates PLC	148,658	704,676
Greatland Gold PLC(a)	6,120,698	697,816
Greggs PLC	50,542	1,455,920
GSK PLC	2,291,068	40,842,321
Haleon PLC	3,328,500	13,340,911
Halma PLC	202,958	4,564,190
Hammerson PLC	2,205,086	590,710
Harbour Energy PLC	358,674	1,108,604
Hargreaves Lansdown PLC	191,047	1,645,382
Hays PLC	1,021,011	1,196,472
Helios Towers PLC(a)	472,690	347,878
Hikma Pharmaceuticals PLC	86,159	1,996,263
Hill & Smith PLC	50,783	1,017,999
Hiscox Ltd.	211,177	2,407,611
Howden Joinery Group PLC	339,521	2,636,755
HSBC Holdings PLC	11,004,214	79,454,999
Ibstock PLC(c)	479,459	713,879
IG Group Holdings PLC	228,059	1,771,698
IMI PLC	165,132	2,949,099
Impax Asset Management Group PLC	82,264	384,953
Imperial Brands PLC	490,818	10,456,466
Inchcape PLC	226,686	1,837,850
Indivior PLC, NVS(a)	99,104	1,897,180
Informa PLC	806,585	6,988,633
IntegraFin Holdings PLC	181,000	481,352
InterContinental Hotels Group PLC	99,418	7,045,009
Intermediate Capital Group PLC	174,673	2,780,967
International Distributions Services PLC(a)	441,792	1,356,401
Intertek Group PLC	78,948	3,676,892
Investec PLC	432,851	2,399,581
IP Group PLC	536,110	285,733
ITM Power PLC(a)(b)	440,364	345,872
ITV PLC	2,039,788	1,588,248
IWG PLC(a)	511,232	820,217
J D Wetherspoon PLC(a)	122,048	937,529
J Sainsbury PLC	981,883	3,072,132
JD Sports Fashion PLC	1,460,327	2,270,567
JET2 PLC(b)	96,762	1,182,506
John Wood Group PLC(a)	461,870	799,855
Johnson Matthey PLC	101,467	1,844,588
Jupiter Fund Management PLC	365,076	348,747
Kainos Group PLC	71,091	970,815
Keywords Studios PLC	68,817	1,092,742
Kingfisher PLC(b)	1,145,352	2,924,674
Lancashire Holdings Ltd.	223,135	1,540,469
Land Securities Group PLC	378,110	2,620,946
Learning Technologies Group PLC	598,104	449,628
Legal & General Group PLC	3,178,014	8,188,160
Liontrust Asset Management PLC	40,717	277,714
Lloyds Banking Group PLC	37,388,686	18,197,026
London Stock Exchange Group PLC	233,413	23,550,211
LondonMetric Property PLC	580,328	1,169,446
LXI REIT PLC	1,472,481	1,534,690
M&G PLC	1,377,789	3,327,130
Man Group PLC/Jersey	875,722	2,341,362
Marks & Spencer Group PLC(a)	1,038,208	2,741,473
Marshalls PLC	135,730	341,403
Melrose Industries PLC	815,680	4,644,296
Mondi PLC	263,348	4,259,786

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Moneysupermarket.com Group PLC	718,138	$2,266,217
National Express Group PLC	529,388	403,299
National Grid PLC	2,060,038	24,561,768
NatWest Group PLC, NVS	3,165,998	6,888,629
Network International Holdings PLC(a)(c)	318,080	1,499,274
Next PLC	74,417	6,239,299
Ninety One PLC	437,565	840,836
NMC Health PLC, NVS(d)	12,146	—
Ocado Group PLC(a)	308,121	1,748,622
OSB Group PLC	331,907	1,211,807
Oxford Instruments PLC	42,856	938,649
Oxford Nanopore Technologies PLC(a)	341,658	845,486
Pagegroup PLC	277,411	1,271,286
Paragon Banking Group PLC	184,423	994,360
Pearson PLC	370,591	4,289,859
Penno Group PLC	152,231	1,344,236
Persimmon PLC	170,272	2,108,648
Petrofac Ltd.(a)(b)	336,735	192,364
Pets at Home Group PLC	307,944	1,051,007
Phoenix Group Holdings PLC	369,362	2,040,314
Playtech PLC(a)	180,388	860,785
Plus500 Ltd.	80,904	1,387,503
Primary Health Properties PLC	1,072,767	1,170,245
Provident Financial PLC	257,018	361,126
Prudential PLC	1,519,735	15,890,927
QinetiQ Group PLC	368,519	1,482,603
Quilter PLC(c)	1,014,163	986,892
Rathbones Group PLC	39,480	720,192
Reckitt Benckiser Group PLC	399,838	26,751,930
Redrow PLC	197,973	1,170,887
RELX PLC	1,057,620	36,940,223
Renishaw PLC	30,554	1,147,971
Rentokil Initial PLC	1,427,880	7,271,461
RHI Magnesita NV	29,201	911,496
Rightmove PLC	472,995	2,727,585
Rio Tinto PLC	628,799	40,117,661
Rolls-Royce Holdings PLC(a)	4,695,305	12,359,091
Rotork PLC	456,289	1,631,654
RS GROUP PLC	288,941	2,384,463
RWS Holdings PLC	250,119	631,118
S4 Capital PLC(a)	298,149	230,379
Safestore Holdings PLC	145,090	1,207,366
Sage Group PLC (The)	547,991	6,473,860
Savills PLC	100,627	963,168
Schroders PLC	362,794	1,633,681
Segro PLC	698,308	6,069,790
Serco Group PLC	744,361	1,293,768
Severn Trent PLC	125,960	4,066,283
Shell PLC	3,750,947	120,881,112
Sirius Real Estate Ltd.	1,098,333	1,067,195
Smart Metering Systems PLC	151,159	1,176,588
Smith & Nephew PLC	468,539	5,243,475
Smiths Group PLC	210,045	4,120,164
Softcat PLC	92,019	1,414,832
Spectris PLC	63,839	2,412,279
Spirax-Sarco Engineering PLC	47,745	4,765,598
Spirent Communications PLC	498,821	589,619
SSE PLC	601,959	11,963,065
SSP Group PLC(a)	479,211	1,048,422
St. James’s Place PLC	292,496	2,280,235
Standard Chartered PLC	1,381,220	10,590,270
Synthomer PLC(a)	128,588	297,073
Security	Shares	Value

United Kingdom (continued)
Tate & Lyle PLC	226,040	$1,732,237
Taylor Wimpey PLC	1,853,690	2,503,673
Team17 Group PLC(a)	140,446	452,368
Tesco PLC	4,119,487	13,518,334
TP ICAP Group PLC	720,211	1,379,024
Trainline PLC(a)(c)	290,739	920,198
Travis Perkins PLC	126,790	1,142,395
Tritax Big Box REIT PLC	922,991	1,536,704
TUI AG(a)(b)	228,626	1,155,517
Tullow Oil PLC(a)(b)	1,348,652	543,893
Unilever PLC	1,407,104	66,641,318
UNITE Group PLC (The)	182,582	1,932,177
United Utilities Group PLC	377,123	4,877,543
Vesuvius PLC	176,132	862,740
Victrex PLC	47,039	787,279
Virgin Money UK PLC	784,731	1,425,678
Vistry Group PLC	228,253	1,967,385
Vodafone Group PLC	12,622,703	11,619,672
Watches of Switzerland Group PLC(a)(c)	143,053	873,421
Weir Group PLC (The)	148,160	3,077,367
WH Smith PLC	95,747	1,349,957
Whitbread PLC	104,169	4,223,858
Wickes Group PLC	272,576	425,336
Wise PLC, Class A(a)	340,018	2,763,577
Workspace Group PLC	98,256	577,492
WPP PLC	620,782	5,345,689
YouGov PLC	91,431	944,603
		1,389,909,475
Total Common Stocks — 99.0%
(Cost: $10,417,002,130)		10,273,062,870

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,428	1,992,074
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	63,363	5,553,452
Fuchs Petrolub SE, Preference Shares, NVS	56,456	2,292,963
Henkel AG & Co. KGaA, Preference Shares, NVS	97,328	7,020,764
Jungheinrich AG, Preference Shares, NVS	24,550	659,045
Porsche Automobil Holding SE, Preference Shares, NVS	87,200	3,902,907
Sartorius AG, Preference Shares, NVS	14,956	3,748,569
Volkswagen AG, Preference Shares, NVS	114,007	12,090,518
		37,260,292
Total Preferred Stocks — 0.3%
(Cost: $47,315,646)		37,260,292

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	5,339	—

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	11,415	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.3%
(Cost: $10,464,317,776)		10,310,323,162

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	90,910,668	90,947,032
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	550,000	550,000

Total Short-Term Securities — 0.9%
(Cost: $91,456,979)		91,497,032

Total Investments — 100.2%
(Cost: $10,555,774,755)		10,401,820,194

Liabilities in Excess of Other Assets — (0.2)%		(25,717,345)

Net Assets — 100.0%		$10,376,102,849

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,755,638	$—	$(13,818,401	)(a)	$2,437	$7,358	$90,947,032	90,910,668	$341,155	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	—	(70,000	)(a)	—	—	550,000	550,000	15,587		—
					$2,437	$7,358	$91,497,032		$356,742		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	86	12/07/23	$12,956	$(320,412)
Euro STOXX 50 Index	453	12/15/23	19,558	(526,834)
FTSE 100 Index	127	12/15/23	11,336	(409,451)
SPI 200 Index	76	12/21/23	8,209	(328,731)
				$(1,585,428)

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,276,573,305	$8,996,489,565	$—	$10,273,062,870
Preferred Stocks	—	37,260,292	—	37,260,292
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	91,497,032	—	—	91,497,032
	$1,368,070,337	$9,033,749,857	$—	$10,401,820,194
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,585,428)	$—	$(1,585,428)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt